UBS All China Equity Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2023

Common stocks
Banks	12.3%
Beverages	14.0
Broadline retail	3.0
Capital markets	1.7
Chemicals	2.3
Construction materials	0.7
Diversified consumer services	0.6
Entertainment	11.4
Financial services	1.5
Food products	3.7
Hotels, restaurants & leisure	3.0
Household durables	0.5
Insurance	5.5
Interactive media & services	10.7
IT services	1.0
Life sciences tools & services	4.4
Pharmaceuticals	8.3
Real estate management & development	5.7
Semiconductors & semiconductor equipment	1.4
Tobacco	0.4
Transportation infrastructure	1.7
Total common stocks	93.8
Short-term investments	2.8
Total investments	96.6
Other assets in excess of liabilities	3.4
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

The UBS Funds

UBS All China Equity Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks: 93.8%
China: 88.2%
Alibaba Group Holding Ltd.*	5,400	$68,394
Anhui Conch Cement Co. Ltd., Class H	6,500	22,527
Anhui Gujing Distillery Co. Ltd., Class B	5,200	92,854
China Jinmao Holdings Group Ltd.	82,000	15,963
China Merchants Bank Co. Ltd., Class H	56,500	286,908
China Resources Land Ltd.	22,000	100,184
Chinasoft International Ltd.*	52,000	32,943
Country Garden Services Holdings Co. Ltd.	13,000	22,413
CSPC Pharmaceutical Group Ltd.	96,000	94,110
Far East Horizon Ltd.[1]	56,000	50,288
Hainan Meilan International Airport Co. Ltd., Class H*	23,000	55,873
Hangzhou Silan Microelectronics Co. Ltd., Class A	8,500	45,855
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	21,600	91,371
JD.com, Inc., Class A	1,509	32,951
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	7,500	46,727
Joinn Laboratories China Co. Ltd., Class H1,2	14,480	56,510
Kingsoft Corp. Ltd.	3,000	14,748
Kweichow Moutai Co. Ltd., Class A*	1,300	343,407
Longfor Group Holdings Ltd.[2]	18,000	50,767
Meituan, Class B*,[2]	5,590	101,415
Midea Group Co. Ltd., Class A	2,100	16,432
NetEase, Inc.	21,000	370,710
Ping An Bank Co. Ltd., Class A*	70,000	127,557
Ping An Insurance Group Co. of China Ltd., Class H	22,500	145,557
Smoore International Holdings Ltd.[1,2]	11,000	14,082
TAL Education Group, ADR*	3,168	20,307
Tencent Holdings Ltd.	7,400	361,633
Wanhua Chemical Group Co. Ltd., Class A*	1,400	19,513
Wuliangye Yibin Co. Ltd., Class A	1,300	37,141
WuXi AppTec Co. Ltd., Class H2	5,600	58,648
Wuxi Biologics Cayman, Inc.*,2	5,500	33,891
Yihai International Holding Ltd.*	12,000	35,258
Yunnan Baiyao Group Co. Ltd., Class A	6,020	47,915
Yunnan Energy New Material Co. Ltd., Class A	3,400	56,419
		2,971,271
Hong Kong: 5.6%
AIA Group Ltd.	4,000	41,949
Hong Kong Exchanges & Clearing Ltd.	1,300	57,622
SSY Group Ltd.	148,000	89,239
		188,810
Total common stocks (cost—$3,982,743)		3,160,081

The UBS Funds

UBS All China Equity Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Short-term investments: 2.8%
Investment companies: 2.8%
State Street Institutional U.S. Government Money Market Fund, 4.700%[3] (cost $93,178)	93,178	$93,178
Total investments (cost $4,075,921)[4]—96.6%		3,253,259
Other assets in excess of liabilities—3.4%		113,480
Net assets—100.0%		$3,366,739

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$20,307	$3,139,774	$—	$3,160,081
Short-term investments	—	93,178	—	93,178
Total	$20,307	$3,232,952	$—	$3,253,259

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $315,313, represented 9.4% of the Fund’s net assets at period end.
3	Rates shown reflect yield at March 31, 2023.
4	Includes $114,379 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $0 and non-cash collateral of $120,471.

UBS Dynamic Alpha Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2023

Corporate bonds
Advertising	0.1%
Aerospace & defense	0.1
Agriculture	0.8
Airlines	0.1
Apparel	0.1
Auto manufacturers	0.8
Auto parts & equipment	0.2
Banks	5.5
Biotechnology	0.5
Chemicals	0.8
Commercial services	0.4
Computers	0.3
Diversified financial services	1.4
Electric	3.1
Engineering & construction	0.7
Entertainment	0.5
Gas	1.0
Healthcare-products	0.2
Insurance	2.2
Media	0.2
Miscellaneous manufacturers	0.2
Oil & gas	1.2
Pharmaceuticals	0.2
Pipelines	0.6
Real estate investment trusts	0.8
Retail	0.0	†
Semiconductors	0.1
Software	0.3
Telecommunications	0.4
Transportation	0.4
Total corporate bonds	23.2
Mortgage-backed securities	0.0	†
Non-U.S. government agency obligations	24.3
U.S. government agency obligations	0.1
U.S. Treasury obligations	33.7
Exchange traded funds	5.7
Investment of cash collateral from securities loaned	0.5
Total investments	87.5
Other assets in excess of liabilities	12.5
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
1	The portfolio is actively managed and its composition will vary over time.

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount[1]		Value
Corporate bonds: 23.2%
Australia: 0.7%
APA Infrastructure Ltd.,
4.200%, due 03/23/25[2]		15,000	$14,694
Aurizon Network Pty Ltd.,
4.000%, due 06/21/24[2]	AUD	30,000	19,930
Ausgrid Finance Pty Ltd.,
3.750%, due 10/30/24[2]		30,000	19,895
Commonwealth Bank of Australia,
(fixed, converts to FRN on 10/03/24), 1.936%, due 10/03/29[2,3]	EUR	100,000	103,626
			158,145
Belgium: 0.4%
Resa SA,
1.000%, due 07/22/26[2]	EUR	100,000	99,195

Bermuda: 0.1%
XL Group Ltd.,
5.250%, due 12/15/43		20,000	20,336

Canada: 0.8%
Bank of Montreal,
5.200%, due 12/12/24		75,000	75,094
Bank of Nova Scotia,
5.250%, due 12/06/24		30,000	30,069
Canadian Pacific Railway Co.,
1.350%, due 12/02/24		60,000	56,531
TELUS Corp.,
3.750%, due 01/17/25	CAD	15,000	10,885
			172,579
France: 2.8%
AXA SA,
(fixed, converts to FRN on 05/28/29), 3.250%, due 05/28/49[2,3]	EUR	100,000	96,640
Electricite de France SA,
(fixed, converts to FRN on 01/22/24), 5.625%, due 01/22/24[2,4]		100,000	96,403
SCOR SE,
(fixed, converts to FRN on 03/13/29), 5.250%, due 03/13/29[2,3,4]		200,000	145,000
Terega SA,
2.200%, due 08/05/25[2]	EUR	100,000	105,452
TotalEnergies SE,
(fixed, converts to FRN on 02/26/25), 2.625%, due 02/26/25[2,3,4]	EUR	100,000	102,386
Unibail-Rodamco-Westfield SE,
(fixed, converts to FRN on 04/25/26), 2.875%, due 01/25/26[2,3,4]	EUR	100,000	82,964
			628,845
Germany: 0.6%
Kreditanstalt fuer Wiederaufbau,
3.750%, due 02/15/28		20,000	20,016

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount[1]		Value
Corporate bonds—(continued)
Germany—(continued)
Volkswagen International Finance NV,
1.125%, due 10/02/23[2]	EUR	100,000	$107,191
			127,207
Ireland: 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.650%, due 10/29/24		300,000	280,632

Italy: 0.2%
Autostrade per l'Italia SpA,
4.375%, due 09/16/25[2]	EUR	50,000	54,407

Mexico: 1.1%
Mexico City Airport Trust,
5.500%, due 07/31/47[2]		200,000	152,760
Petroleos Mexicanos,
3.750%, due 02/21/24[2]		100,000	106,403
			259,163
New Zealand: 0.5%
BNZ International Funding Ltd.,
0.500%, due 07/03/24[2]	EUR	100,000	104,299

Poland: 0.8%
Globalworth Real Estate Investments Ltd.,
3.000%, due 03/29/25[2]	EUR	100,000	93,694
Tauron Polska Energia SA,
2.375%, due 07/05/27[2]	EUR	100,000	89,017
			182,711
Spain: 0.9%
Iberdrola International BV,
(fixed, converts to FRN on 03/26/24), 2.625%, due 12/26/23[2,3,4]		100,000	106,213
Redexis Gas Finance BV,
1.875%, due 04/27/27[2]	EUR	100,000	99,873
			206,086
Switzerland: 0.5%
Argentum Netherlands BV for Swiss Life AG,
(fixed, converts to FRN on 06/16/25), 4.375%, due 06/16/25[2,3,4]	EUR	100,000	103,930

United Kingdom: 3.3%
AstraZeneca PLC,
3.500%, due 08/17/23		30,000	29,806
BAT Capital Corp.,
3.557%, due 08/15/27		25,000	23,241
BAT International Finance PLC,
0.875%, due 10/13/23[2]	EUR	100,000	106,822
Lloyds Banking Group PLC,
2.250%, due 10/16/24[2,5]	GBP	100,000	117,220
M&G PLC,
(fixed, converts to FRN on 07/20/2024), 3.875%, due 07/20/49[2,3]	GBP	100,000	119,239

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(continued)
NatWest Group PLC,
(fixed, converts to FRN on 06/25/23), 4.519%, due 06/25/24[3]		200,000	$199,032
Reynolds American, Inc.,
4.450%, due 06/12/25		25,000	24,548
Virgin Money U.K. PLC,
(fixed, converts to FRN on 04/24/25), 3.375%, due 04/24/26[2,3]	GBP	100,000	114,181
WPP Finance 2010,
3.750%, due 09/19/24		25,000	24,401
			758,490
United States: 9.3%
Air Products and Chemicals, Inc.,
2.050%, due 05/15/30		20,000	17,255
Albemarle Corp.,
5.450%, due 12/01/44		30,000	28,366
Altria Group, Inc.,
4.400%, due 02/14/26		13,000	12,898
Amgen, Inc.
5.150%, due 03/02/28		35,000	35,736
5.250%, due 03/02/25		40,000	40,440
Apache Corp.,
4.250%, due 01/15/44		60,000	43,732
Aptiv PLC/Aptiv Corp.,
2.396%, due 02/18/25		50,000	47,628
AT&T, Inc.,
4.350%, due 03/01/29		40,000	39,162
Bank of America Corp.,
3.875%, due 08/01/25		80,000	78,190
Baxter International, Inc.,
2.600%, due 08/15/26		30,000	27,985
Broadcom, Inc.,
3.150%, due 11/15/25		35,000	33,488
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[6]		120,000	119,839
5.125%, due 04/01/25[6]		25,000	25,149
Citigroup, Inc.
3.875%, due 10/25/23		110,000	109,083
4.600%, due 03/09/26		20,000	19,583
Comcast Corp.,
3.950%, due 10/15/25		35,000	34,606
Consumers Energy Co.,
4.650%, due 03/01/28		60,000	60,447
Costco Wholesale Corp.,
1.600%, due 04/20/30		10,000	8,489
CVS Health Corp.,
2.625%, due 08/15/24		25,000	24,235
Dell International LLC/EMC Corp.,
5.300%, due 10/01/29		60,000	60,453

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Enterprise Products Operating LLC,
3.900%, due 02/15/24		20,000	$19,761
EQT Corp.,
3.900%, due 10/01/27		20,000	18,798
Eversource Energy,
2.900%, due 03/01/27		60,000	55,963
Exelon Corp.,
3.400%, due 04/15/26		15,000	14,413
Fiserv, Inc.,
3.200%, due 07/01/26		20,000	18,983
General Motors Financial Co., Inc.,
4.350%, due 04/09/25		60,000	58,748
Georgia Power Co.,
Series A, 2.100%, due 07/30/23		25,000	24,726
Gilead Sciences, Inc.,
2.500%, due 09/01/23		20,000	19,772
Goldman Sachs Group, Inc.
0.250%, due 01/26/28[2]	GBP	50,000	45,182
3.375%, due 03/27/25[2]	GBP	25,000	26,911
3.500%, due 04/01/25		70,000	67,970
Illinois Tool Works, Inc.,
2.650%, due 11/15/26		45,000	42,708
JPMorgan Chase & Co.,
3.625%, due 12/01/27		50,000	47,795
Kinder Morgan, Inc.,
5.625%, due 11/15/23[6]		35,000	34,967
Liberty Mutual Group, Inc.,
4.569%, due 02/01/29[6]		25,000	24,074
Mastercard, Inc.,
2.000%, due 03/03/25		20,000	19,133
Morgan Stanley
4.000%, due 07/23/25		75,000	73,413
4.350%, due 09/08/26		20,000	19,481
MPLX LP,
4.250%, due 12/01/27		30,000	29,050
National Rural Utilities Cooperative Finance Corp.,
3.700%, due 03/15/29		15,000	14,249
NIKE, Inc.,
2.400%, due 03/27/25		20,000	19,352
Oncor Electric Delivery Co. LLC,
3.700%, due 11/15/28		25,000	24,201
Oracle Corp.
2.500%, due 04/01/25		20,000	19,150
4.500%, due 05/06/28		20,000	19,759
Paramount Global,
4.750%, due 05/15/25		33,000	32,593
Quanta Services, Inc.,
0.950%, due 10/01/24		50,000	46,634

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Raytheon Technologies Corp.,
3.950%, due 08/16/25	25,000		$24,710
Santander Holdings USA, Inc.,
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[3]	25,000		24,977
Southern California Edison Co.,
Series E, 3.700%, due 08/01/25	20,000		19,489
Southern Co.,
3.250%, due 07/01/26	35,000		33,372
Thermo Fisher Scientific, Inc.,
1.215%, due 10/18/24	20,000		18,983
TWDC Enterprises 18 Corp.,
1.850%, due 07/30/26	10,000		9,232
United Airlines Pass-Through Trust,
Series 2016-1, Class B,
3.650%, due 01/07/26	28,588		26,654
Verizon Communications, Inc.,
3.376%, due 02/15/25	25,000		24,487
Virginia Electric & Power Co.,
Series A, 3.800%, due 04/01/28	20,000		19,375
Visa, Inc.,
1.900%, due 04/15/27	25,000		22,996
Warnermedia Holdings, Inc.
3.755%, due 03/15/27[6]	50,000		47,086
6.412%, due 03/15/26	65,000		65,328
Williams Cos., Inc.,
4.300%, due 03/04/24	35,000		34,641
Xcel Energy, Inc.,
4.000%, due 06/15/28	20,000		19,433
			2,095,313
Total corporate bonds (cost—$5,669,687)			5,251,338

Mortgage-backed securities: 0.0%†
United States: 0.0%†
LNR CDO IV Ltd., Series 2006-1A, Class FFX,
7.592%, due 05/28/43[6,7,8]	8,000,000		0
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class B11,
4.680%, due 04/25/35[3]	61,605		5,948
Total mortgage-backed securities (cost—$8,101,315)			5,948

Non-U.S. government agency obligations: 24.3%
Australia: 1.8%
Australia Government Bonds
2.250%, due 05/21/28[2]	AUD	420,000	270,141
2.750%, due 11/21/27[2]	AUD	200,000	132,118
			402,259

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Canada: 2.7%
Canada Government Bonds
1.500%, due 09/01/24	CAD	650,000	$464,927
3.750%, due 02/01/25	CAD	100,000	73,997
Canada Housing Trust No. 1,
2.350%, due 09/15/23[6]	CAD	100,000	73,271
			612,195
Colombia: 0.1%
Colombia Government International Bonds,
8.125%, due 05/21/24		30,000	30,812

France: 2.3%
Caisse d'Amortissement de la Dette Sociale,
1.375%, due 11/25/24[2]	EUR	100,000	105,326
French Republic Government Bonds OAT
0.000%, due 03/25/25[2]	EUR	260,000	266,887
1.750%, due 05/25/23[2]	EUR	130,000	140,748
			512,961
Germany: 4.9%
Bundesobligation,
0.000%, due 04/11/25[2]	EUR	910,000	935,462
Bundesschatzanweisungen,
0.000%, due 06/16/23[2]	EUR	150,000	161,774
			1,097,236
Ireland: 2.1%
Ireland Government Bonds,
1.000%, due 05/15/26[2]	EUR	460,000	474,201

Japan: 3.1%
Japan Bank for International Cooperation
0.625%, due 05/22/23		200,000	198,838
3.125%, due 02/15/28	EUR	100,000	107,708
Japan Government CPI Linked Bonds,
0.100%, due 03/10/28	JPY	28,565,730	222,566
Japan Government Ten Year Bonds,
Series 350,
0.100%, due 03/20/28	JPY	24,000,000	180,748
			709,860
Mexico: 0.1%
Mexico Government International Bonds,
6.750%, due 02/06/24	GBP	20,000	24,882

Netherlands: 0.6%
Netherlands Government Bonds,
1.750%, due 07/15/23[2,6]	EUR	130,000	140,523

New Zealand: 2.4%
New Zealand Government Bonds,
0.500%, due 05/15/26	NZD	450,000	249,684

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
New Zealand—(continued)
New Zealand Government Bonds Inflation-Linked,
3.000%, due 09/20/30[2]	NZD	450,432	$300,801
			550,485
Poland: 0.4%
Republic of Poland Government International Bonds,
0.000%, due 02/10/25[2]	EUR	90,000	90,791

Romania: 0.4%
Romania Government International Bonds,
2.750%, due 02/26/26[2]	EUR	80,000	81,489

South Korea: 0.9%
Korea Water Resources Corp.,
3.875%, due 05/15/23[2]		200,000	199,766

Spain: 0.8%
Spain Government Bonds,
1.600%, due 04/30/25[2,6]	EUR	170,000	179,624

Supranationals: 1.2%
Corp. Andina de Fomento,
4.500%, due 06/05/25[2]	AUD	35,000	23,121
European Financial Stability Facility,
0.500%, due 07/11/25[2]	EUR	100,000	102,399
European Investment Bank,
3.875%, due 03/15/28		40,000	40,318
European Stability Mechanism,
0.125%, due 04/22/24[2]	EUR	70,000	73,532
European Union,
3.000%, due 09/04/26[2]	EUR	30,000	32,573
			271,943
United Kingdom: 0.5%
Bank of England Euro Notes,
0.500%, due 04/28/23[2]		40,000	39,895
United Kingdom Gilt,
0.750%, due 07/22/23[2]	GBP	60,000	73,289
			113,184
Total non-U.S. government agency obligations (cost—$6,017,012)			5,492,211

U.S. government agency obligations: 0.1%
United States: 0.1%
Tennessee Valley Authority,
0.750%, due 05/15/25
(cost—$27,907)		30,000	27,772

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount[1]	Value
U.S. Treasury obligations: 33.7%
United States: 33.7%
U.S. Treasury Bills
4.507%, due 06/15/23[9]	2,500,000	$2,477,393
4.679%, due 08/10/23[9]	2,400,000	2,360,583
U.S. Treasury Notes
0.250%, due 06/15/23	150,000	148,677
0.250%, due 05/31/25	970,000	895,052
0.375%, due 04/30/25	530,000	491,575
1.375%, due 09/30/23	300,000	295,148
1.500%, due 02/29/24	150,000	145,799
1.625%, due 04/30/23	300,000	299,305
1.875%, due 02/28/27	440,000	410,558
2.750%, due 11/15/23	100,000	98,746
Total U.S. Treasury obligations (cost—$7,741,401)		7,622,836

	Number of shares
Exchange traded funds: 5.7%
iShares MSCI International Value Factor ETF	43,319	1,073,878
iShares MSCI USA Value Factor ETF	2,255	208,791
Total exchange traded funds (cost—$1,049,057)		1,282,669

Investment of cash collateral from securities loaned: 0.5%
Money market funds: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[9] (cost $119,920)	119,920	119,920
Total investments (cost $28,726,299)[10]—87.5%		19,802,694
Other assets in excess of liabilities—12.5%		2,829,682
Net assets—100.0%		$22,632,376

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts
1	AUD	ASX SPI 200 Index Futures	June 2023	$117,748	$120,171	$2,423
116	EUR	Eurex STOXX 600 Bank Index Futures	June 2023	943,898	899,799	(44,099)
5	EUR	EURO STOXX 600 Index Futures	June 2023	120,613	123,226	2,613
6	EUR	FTSE MIB Index Futures	June 2023	855,037	867,253	12,216
8	GBP	FTSE 100 Index Futures	June 2023	751,370	753,877	2,507
3	JPY	TSE TOPIX Index Futures	June 2023	454,499	452,683	(1,816)
32	USD	Mini MSCI Emerging Markets Index Futures	June 2023	1,534,461	1,592,800	58,339
16	USD	MSCI World Energy Index Futures	June 2023	698,430	700,513	2,083
8	USD	MSCI World Small Cap Index Futures	June 2023	463,903	475,760	11,857
1	USD	S&P 500 E-Mini Index Futures	June 2023	194,542	206,888	12,346
Interest rate futures buy contracts
7	AUD	Australian Bond 10 Year Futures	June 2023	$561,185	$575,004	$13,819
6	CAD	Canadian Bond 10 Year Futures	June 2023	537,455	560,088	22,633
U.S. Treasury futures buy contracts
4	USD	U.S. Treasury Note 10 Year Futures	June 2023	$447,318	$459,687	$12,369
9	USD	U.S. Treasury Note 5 Year Futures	June 2023	966,528	985,570	19,042
Total				$8,646,987	$8,773,319	$126,332

Index futures sell contracts
1	EUR	CAC 40 Index Futures	April 2023	$(79,292)	$(79,537)	$(245)
20	EUR	EURO STOXX 50 Index Futures	June 2023	(892,597)	(924,211)	(31,614)
5	USD	MSCI World Index Futures	June 2023	(417,210)	(433,000)	(15,790)
Interest rate futures sell contracts
2	EUR	German Euro BOBL Futures	June 2023	$(249,780)	$(255,682)	$(5,902)
2	GBP	Long Gilt Bond Futures	June 2023	(248,988)	(254,985)	(5,997)
U.S. Treasury futures sell contracts
1	USD	U.S. Treasury Note 10 Year Futures	June 2023	$(135,444)	$(141,125)	$(5,681)
9	USD	U.S. Treasury Note 10 Year Futures	June 2023	(1,004,612)	(1,034,297)	(29,685)
4	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2023	(468,744)	(484,562)	(15,818)
Total				$(3,496,667)	$(3,607,399)	$(110,732)
Net unrealized appreciation (depreciation)						$15,600

Centrally cleared credit default swap agreements on credit indices—sell protection12

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[11]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe Crossover S39	EUR	400	06/20/28	Quarterly	5.000%	$(4,347)	$12,063	$7,716
CDX.EM.S39	USD	1,300	06/20/28	Quarterly	1.000	87,208	(74,716)	12,492
CDX.NA.HY.S40	USD	625	06/20/28	Quarterly	5.000	(3,592)	10,269	6,677
Total						$79,269	$(52,384)	$26,885

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	377,182	CLP	302,900,000	04/13/23	$3,421
BB	USD	1,453,661	COP	6,928,453,000	04/13/23	31,910
BOA	KRW	248,000,000	USD	190,589	04/13/23	(8)
CIBC	CAD	2,970,000	USD	2,147,088	04/13/23	(50,768)
CIBC	CNY	13,160,000	USD	1,895,344	04/13/23	(21,190)
CIBC	NZD	4,610,000	USD	2,814,371	04/13/23	(68,386)
CIBC	USD	684,605	EUR	635,000	04/13/23	4,393
CIBC	USD	2,502,034	JPY	341,000,000	04/13/23	69,521
CITI	GBP	2,460,000	USD	2,950,617	04/13/23	(84,602)
GSI	CHF	120,000	USD	129,622	04/13/23	(1,659)
HSBC	HKD	865,000	USD	110,344	04/13/23	93
HSBC	INR	17,680,000	USD	215,899	04/13/23	873
HSBC	TWD	7,300,000	USD	239,203	04/13/23	(709)
HSBC	USD	690,000	IDR	10,639,206,600	04/13/23	19,350
MSCI	AUD	170,000	USD	112,107	04/13/23	(1,566)
MSCI	EUR	5,990,000	USD	6,351,856	04/13/23	(147,506)
MSCI	USD	1,357,076	BRL	7,080,000	04/13/23	37,965
MSCI	USD	2,718,949	NOK	28,980,000	04/13/23	50,169
SSC	JPY	17,300,000	GBP	106,446	04/13/23	873
SSC	KRW	899,896,620	USD	690,000	04/13/23	(1,603)
SSC	USD	193,366	EUR	180,000	04/13/23	1,940
Net unrealized appreciation (depreciation)						$(157,489)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	—	5,251,338	—	5,251,338
Mortgage-backed securities	—	5,948	0	5,948
Non-U.S. government agency obligations	—	5,492,211	—	5,492,211
U.S. government agency obligations	—	27,772	—	27,772
U.S. Treasury obligations	—	7,622,836	—	7,622,836
Exchange traded funds	1,282,669	—	—	1,282,669
Investment of cash collateral from securities loaned	—	119,920	—	119,920
Futures contracts	152,488	19,759	—	172,247
Swap agreements	—	22,332	—	22,332
Forward foreign currency contracts	—	220,508	—	220,508
Total	$1,435,157	$18,782,624	$0	$20,217,781

The UBS Funds

UBS Dynamic Alpha Fund

Portfolio of investments (unaudited)

March 31, 2023

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Liabilities
Futures contracts	$(79,118)	$77,529	$—	$(156,647)
Swap agreements	—	(74,716)	—	(74,716)
Forward foreign currency contracts	—	(377,997)	—	(377,997)
Total	$(79,118)	$(530,242)	$—	$(609,360.00)

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
4	Perpetual investment. Date shown reflects the next call date.
5	Security, or portion thereof, was on loan at the period end.
6	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $644,533, represented 2.8% of the Funds net assets at period end.
7	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
9	Rates shown reflect yield at March 31, 2023.
10	Includes $118,511 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $119,920 and non-cash collateral of $0.
11	Payments made or received are based on the notional amount.
12	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Global Allocation Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2023

Common stocks
Aerospace & defense	0.5%
Automobile components	0.7
Automobiles	0.3
Banks	1.9
Beverages	1.1
Biotechnology	1.8
Broadline retail	0.8
Capital markets	1.0
Chemicals	1.0
Consumer finance	0.4
Consumer staples distribution & retail	0.7
Diversified telecommunication services	0.6
Electric utilities	0.4
Electrical equipment	0.5
Electronic equipment, instruments & components	0.6
Entertainment	1.1
Financial services	1.0
Food products	1.0
Ground transportation	0.6
Health care equipment & supplies	1.5
Health care providers & services	0.9
Hotels, restaurants & leisure	1.0
Household durables	0.4
Industrial conglomerates	0.2
Industrial REITs	0.4
Insurance	1.1
Interactive media & services	0.7
Leisure products	0.2
Life sciences tools & services	0.6
Machinery	1.0
Media	0.5
Metals & mining	0.2
Oil, gas & consumable fuels	2.0
Passenger airlines	0.2
Personal products	0.7
Pharmaceuticals	1.2
Professional services	0.4
Semiconductors & semiconductor equipment	2.0
Software	3.7
Specialized REITs	0.2
Specialty retail	0.4
Technology hardware, storage & peripherals	1.4
Textiles, apparel & luxury goods	0.8
Tobacco	0.3
Trading companies & distributors	0.8
Wireless telecommunication services	0.2
Total common stocks	39.0
Investment companies	15.0
Asset-backed securities	1.3

UBS Global Allocation Fund

Portfolio statistics and industry diversification – (unaudited)1

Corporate bonds
Pipelines	0.4%
Semiconductors	0.5
Media	1.3
Banks	3.2
Electric	1.3
Telecommunications	0.3
Commercial services	0.2
Oil & gas	0.4
Diversified financial services	0.9
Auto manufacturers	0.5
Software	0.5
Machinery-diversified	0.4
Total corporate bonds	9.9
Mortgage-backed securities	1.0
Non-U.S. government agency obligations	4.4
U.S. government agency obligations	8.3
U.S. Treasury obligations	5.7
Short-term investments	14.3
Investment of cash collateral from securities loaned	0.7
Total investments	99.6
Other assets in excess of liabilities	0.4
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks: 39.0%
Australia: 0.2%
Glencore PLC,	67,380	$387,719

Austria: 0.3%
BAWAG Group AG,*,[2]	10,906	529,694

Canada: 0.4%
Canadian Pacific Railway Ltd.,[3]	9,593	738,693

Denmark: 0.3%
Genmab A/S,*	1,240	468,726

France: 0.6%
Cie Generale des Etablissements Michelin SCA	13,631	416,676
Pernod Ricard SA	2,209	500,186
Ubisoft Entertainment SA*	4,914	130,973
		1,047,835
Germany: 1.2%
CTS Eventim AG & Co. KGaA*	7,476	467,369
Infineon Technologies AG	15,066	618,688
Knorr-Bremse AG	5,854	389,940
SAP SE	4,779	603,446
		2,079,443
Hong Kong: 0.5%
AIA Group Ltd.,	81,617	855,946

Iceland: 0.1%
Marel HF,[2]	44,247	180,927

India: 0.4%
HDFC Bank Ltd.,ADR	9,668	644,566

Ireland: 0.5%
AIB Group PLC,[3]	195,617	791,768

Italy: 0.4%
PRADA SpA,	101,300	718,325

Japan: 2.3%
ITOCHU Corp.[3]	18,600	605,736
JTOWER, Inc.*,[3]	7,300	272,236
Keyence Corp.	1,000	490,108
Nippon Telegraph & Telephone Corp.	25,000	747,068
Shin-Etsu Chemical Co. Ltd.	17,000	551,837
SoftBank Group Corp.	7,500	294,851
Sony Group Corp.	7,000	637,584
TechnoPro Holdings, Inc.	14,300	396,625
		3,996,045
Netherlands: 1.6%
Heineken Holding NV	4,119	377,910
Koninklijke Philips NV	29,263	537,470
OCI NV3	10,058	340,965
Shell PLC	49,931	1,422,962
		2,679,307
South Korea: 0.2%
Samsung Electronics Co. Ltd.,	6,912	341,805

Spain: 0.3%
Banco de Sabadell SA,[3]	496,687	534,157

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
Sweden: 0.3%
Hexpol AB,	45,192	$559,791

Switzerland: 1.1%
Alcon, Inc.	8,664	615,036
Novartis AG	8,664	795,516
Wizz Air Holdings PLC*,[2]	11,850	435,163
		1,845,715
United Kingdom: 1.7%
Ashtead Group PLC	9,648	592,434
British American Tobacco PLC	15,282	535,701
London Stock Exchange Group PLC	7,689	746,830
Ocado Group PLC*,[3]	16,095	106,572
Spectris PLC	9,470	429,666
Unilever PLC	10,919	565,231
		2,976,434
United States: 26.6%
Abbott Laboratories	3,093	313,197
AbbVie, Inc.	11,922	1,900,009
Advanced Micro Devices, Inc.*	4,934	483,581
AGCO Corp.	1,369	185,089
Airbnb, Inc., Class A*	120	14,928
Allstate Corp.	3,801	421,189
Alphabet, Inc., Class A*	10,385	1,077,236
Amazon.com, Inc.*	13,784	1,423,749
American Express Co.	1,461	240,992
Ameriprise Financial, Inc.	2,890	885,785
APA Corp.	14,593	526,224
Apple, Inc.	12,511	2,063,064
Aptiv PLC*	8,396	941,947
Bio-Rad Laboratories, Inc., Class A*	1,614	773,138
BJ's Wholesale Club Holdings, Inc.*	4,309	327,786
Broadcom, Inc.	951	610,105
Brunswick Corp.	3,902	319,964
Bunge Ltd.	9,672	923,869
CF Industries Holdings, Inc.	4,192	303,878
Chipotle Mexican Grill, Inc.*	134	228,911
Comcast Corp., Class A	20,999	796,072
Constellation Brands, Inc., Class A	1,411	318,731
Cooper Cos., Inc.	919	343,118
Crown Castle, Inc.	1,934	258,847
Dexcom, Inc.*	2,345	272,442
Dollar Tree, Inc.*	5,029	721,913
Eli Lilly & Co.	3,570	1,226,009
EOG Resources, Inc.	2,130	244,162
Expedia Group, Inc.*	3,399	329,805
Exxon Mobil Corp.	2,263	248,161
Fidelity National Information Services, Inc.	3,657	198,685
Haleon PLC	186,058	739,103
Honeywell International, Inc.	1,553	296,809

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
HubSpot, Inc.*	641	$274,829
Ingersoll Rand, Inc.	17,645	1,026,586
IQVIA Holdings, Inc.*	1,806	359,195
Laboratory Corp. of America Holdings	3,039	697,207
Las Vegas Sands Corp.*	16,297	936,263
LivaNova PLC*	6,100	265,838
Lowe's Cos., Inc.	2,035	406,939
Lululemon Athletica, Inc.*	1,025	373,295
Marsh & McLennan Cos., Inc.	3,873	645,048
Mastercard, Inc., Class A	2,631	956,132
McDonald's Corp.	1,112	310,926
Micron Technology, Inc.	7,628	460,274
Microsoft Corp.	8,512	2,454,010
Mondelez International, Inc., Class A	12,302	857,695
Monster Beverage Corp.*	5,258	283,985
MSCI, Inc.	436	244,025
Netflix, Inc.*	1,651	570,387
NextEra Energy, Inc.	9,768	752,917
NIKE, Inc., Class B	3,124	383,127
NVIDIA Corp.	3,610	1,002,750
Oracle Corp.	5,454	506,786
Palo Alto Networks, Inc.*	2,237	446,818
PepsiCo, Inc.	1,715	312,644
Prologis, Inc.	5,400	673,758
Regal Rexnord Corp.	4,969	699,287
Salesforce, Inc.*	2,789	557,186
ServiceNow, Inc.*	935	434,513
Shoals Technologies Group, Inc., Class A*	7,830	178,446
SLM Corp.	37,531	465,009
Snap, Inc., Class A*	16,451	184,416
Spirit AeroSystems Holdings, Inc., Class A	8,804	304,002
Splunk, Inc.*	5,412	518,903
Take-Two Interactive Software, Inc.*	6,040	720,572
Tesla, Inc.*	2,380	493,755
TJX Cos., Inc.	4,766	373,464
TransDigm Group, Inc.	695	512,250
Union Pacific Corp.	1,763	354,821
United Rentals, Inc.	999	395,364
UnitedHealth Group, Inc.	1,722	813,800
Verisk Analytics, Inc.	1,482	284,337
Vertex Pharmaceuticals, Inc.*	1,929	607,770
VMware, Inc., Class A*	4,098	511,635
Voya Financial, Inc.[3]	8,399	600,193
Wells Fargo & Co.	18,738	700,426
Williams Cos., Inc.	32,290	964,179
		45,834,260
Total common stocks (cost—$58,550,687)		67,211,156

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Investment companies: 15.0%
PACE High Yield Investments[4]	1,019,646	$8,524,242
PACE International Emerging Markets Equity Investments[4]	332	4,063
UBS All China Equity Fund[4]	453,914	2,410,285
UBS Emerging Markets Equity Opportunity Fund[4]	2,026,485	14,854,132
Total investment companies (cost—$32,371,656)		25,792,722

	Face
	amount[1]
Asset-backed securities: 1.3%
Cayman Islands: 0.2%
Dryden 60 CLO Ltd.,
Series 2018-60A, Class A, 3 mo. USD
LIBOR + 1.050%, 5.842%, due 07/15/31[2,5]	250,000	245,744

United States: 1.1%
American Credit Acceptance Receivables Trust,
Series 2020-3, Class C, 1.850%, due 06/15/26[2]	147,701	146,631
CPS Auto Receivables Trust,
Series 2021-A, Class C, 0.830%, due 09/15/26[2]	65,278	64,698
Drive Auto Receivables Trust
Series 2019-2, Class D, 3.690%, due 08/17/26	198,163	197,393
Series 2020-2, Class C, 2.280%, due 08/17/26	56,025	55,655
DT Auto Owner Trust
Series 2019-1A, Class D, 3.870%, due 11/15/24[2]	13,952	13,945
Series 2021-1A, Class D, 1.160%, due 11/16/26[2]	100,000	92,709
Enterprise Fleet Financing LLC,
Series 2020-1, Class A2, 1.780%, due 12/22/25[2]	17,762	17,706
Exeter Automobile Receivables Trust
Series 2020-2A, Class C, 3.280%, due 05/15/25[2]	48,269	48,160
Series 2020-3A, Class C, 1.320%, due 07/15/25	143,255	142,383
Series 2021-1A, Class D, 1.080%, due 11/16/26	125,000	118,729
Series 2022-5A, Class A2, 5.290%, due 01/15/25	435,543	435,397
HPEFS Equipment Trust,
Series 2020-2A, Class C, 2.000%, due 07/22/30[2]	22,888	22,845
OneMain Financial Issuance Trust,
Series 2020-2A, Class B, 2.210%, due 09/14/35[2]	100,000	87,824
Santander Drive Auto Receivables Trust
Series 2019-2, Class D, 3.220%, due 07/15/25	167,991	167,096

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount[1]	Value
Asset-backed securities—(continued)
United States—(continued)
Series 2020-2, Class C, 1.460%, due 09/15/25	6,605	$6,593
Series 2020-2, Class D, 2.220%, due 09/15/26	225,000	220,015
Westlake Automobile Receivables Trust
Series 2019-3A, Class D, 2.720%, due 11/15/24[2]	79,664	79,316
Series 2020-1A, Class C, 2.520%, due 04/15/25[2]	24,070	24,040
Series 2020-3A, Class B, 0.780%, due 11/17/25[2]	16,379	16,349
		1,957,484
Total asset-backed securities
(cost—$2,232,806)		2,203,228

Corporate bonds: 9.9%
Canada: 0.5%
Canadian Imperial Bank of Commerce,
3.945%, due 08/04/2[5]	810,000	787,296

Japan: 0.2%
Mitsubishi UFJ Financial Group, Inc.,
3.677%, due 02/22/27[3]	450,000	432,558

United States: 9.2%
Air Lease Corp.,
5.300%, due 02/01/28	750,000	740,284
American Express Co.,
3.950%, due 08/01/25	810,000	794,249
Bank of America Corp.,
(fixed, converts to FRN on 07/21/31), 2.299%, due 07/21/32[5]	1,000,000	805,897
Broadcom, Inc.,
4.300%, due 11/15/32	900,000	829,208
Charter Communications
Operating LLC/Charter Communications Operating Capital,
4.908%, due 07/23/25	810,000	801,917
Cheniere Energy Partners LP,
4.500%, due 10/01/29	810,000	752,499
Citigroup, Inc.,
(fixed, converts to FRN on 04/24/24), 3.352%, due 04/24/25[5]	810,000	789,427
Comcast Corp.,
5.250%, due 11/07/25	540,000	551,759
Discovery Communications LLC,
3.625%, due 05/15/30	900,000	798,125
DTE Energy Co.,
4.220%, due 11/01/24[6,7]	810,000	800,880
General Motors Co.,
5.400%, due 10/15/29	810,000	802,619
Goldman Sachs Group, Inc.,
3.850%, due 01/26/27	810,000	781,359
John Deere Capital Corp.,
4.800%, due 01/09/26	650,000	659,937

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
JPMorgan Chase & Co.,
3.625%, due 12/01/27	810,000	$774,278
Morgan Stanley,
(fixed, converts to FRN on 07/22/24), 2.720%, due 07/22/25[5]	810,000	780,698
Oracle Corp.,
6.250%, due 11/09/32	750,000	806,664
Pacific Gas & Electric Co.,
4.550%, due 07/01/30	750,000	702,817
PayPal Holdings, Inc.,
1.650%, due 06/01/25	450,000	422,437
Southern California Edison Co.,
5.850%, due 11/01/27	630,000	663,803
Southwestern Energy Co.,
5.375%, due 02/01/29	750,000	706,875
T-Mobile USA, Inc.,
3.500%, due 04/15/31	540,000	485,551
Wells Fargo & Co.,
(fixed, converts to FRN on 05/19/24), 0.805%, due 05/19/25[5]	630,000	598,180
		15,849,463
Total corporate bonds
(cost—$17,139,039)		17,069,317

Mortgage-backed securities: 1.0%
United States: 1.0%
Angel Oak Mortgage Trust
Series 2020-4, Class A1, 1.469%, due 06/25/65[2,7]	32,056	28,809
Series 2020-R1, Class A1, 0.990%, due 04/25/53[2,7]	37,210	33,638
Series 2021-2, Class A1, 0.985%, due 04/25/66[2,7]	42,765	35,767
BANK, Series 2022-BNK39, Class A4,
2.928%, due 02/15/55	200,000	168,448
BBCMS Mortgage Trust, Series 2021-C9, Class A5,
2.299%, due 02/15/54	200,000	163,302
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117%, due 02/15/56[7]	150,000	149,473
Citigroup Commercial Mortgage Trust, Series
2019-SMRT, Class C,
4.682%, due 01/10/36[2]	345,000	336,088
COLT Mortgage Loan Trust, Series 2020-2, Class A1,
1.853%, due 03/25/65[2,7]	8,895	8,743
CSMC Trust, Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[2,6,7]	83,565	75,226

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount[1]		Value
Mortgage-backed securities—(continued)
United States—(continued)
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD LIBOR + 2.250%,
6.935%, due 07/15/38[2,5]	146,429		$139,451
Flagstar Mortgage Trust,
Series 2018-5, Class A2, 4.000%, due 09/25/48[2,7]	58,780		55,202
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1, 1.382%, due 09/27/60[2,7]	21,804		19,832
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-2NU, Class D, 2.077%, due 01/05/40[2,7]	125,000		88,817
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[2,7]	24,543		22,530
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[2,7]	31,839		27,929
New Residential Mortgage Loan Trust,
Series 2021-NQ2R, Class A1, 0.941%, due 10/25/58[2,7]	60,896		54,611
Residential Mortgage Loan Trust,
Series 2020-2, Class A1, 1.654%, due 05/25/60[2,7]	37,587		36,585
Verus Securitization Trust
Series 2019-4, Class A1, 2.642%, due 11/25/59[2,6,7]	11,728		11,152
Series 2020-4, Class A1, 1.502%, due 05/25/65[2,6,7]	25,832		23,683
Series 2020-5, Class A1, 1.218%, due 05/25/65[2,6,7]	32,460		29,529
Series 2021-R2, Class A1, 0.918%, due 02/25/64[2,7]	43,621		37,291
Series 2021-R3, Class A1, 1.020%, due 04/25/64[2,7]	58,379		51,810
Vista Point Securitization Trust,
Series 2020-2, Class A1, 1.475%, due 04/25/65[2,7]	25,799		22,914
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class AS, 4.405%, due 06/15/51[7]	130,000		120,541
Total mortgage-backed securities
(cost—$1,905,077)			1,741,371

Non-U.S. government agency obligations: 4.4%
Australia: 0.1%
Australia Government Bonds,
3.250%, due 04/21/29[8]	AUD	310,000	208,851

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount[1]		Value

Non-U.S. government agency obligations—(continued)
Austria: 0.0%†
Republic of Austria Government Bonds,
3.150%, due 06/20/44[8]	EUR	55,000	$60,827

Belgium: 0.1%
Kingdom of Belgium Government Bonds,
3.750%, due 06/22/45[8]	EUR	83,000	95,954

Canada: 0.1%
Canada Government Bonds
1.500%, due 09/01/24	CAD	120,000	85,833
2.000%, due 12/01/51	CAD	50,000	29,588
2.500%, due 12/01/32	CAD	150,000	107,253
			222,674
Finland: 0.0%†
Finland Government Bonds,
1.375%, due 04/15/47[8]	EUR	20,000	16,038

France: 0.5%
French Republic Government Bonds OAT
0.000%, due 11/25/31[8]	EUR	810,000	695,070
0.500%, due 05/25/40[8]	EUR	100,000	70,535
3.250%, due 05/25/45[8]	EUR	93,000	101,520
			867,125
Germany: 0.1%
Bundesrepublik Deutschland Bundesanleihe,
2.500%, due 07/04/44[8]	EUR	150,000	165,327

Ireland: 0.1%
Ireland Government Bonds
1.500%, due 05/15/50[8]	EUR	240,000	180,561
2.000%, due 02/18/45[8]	EUR	48,000	42,296
			222,857
Italy: 0.4%
Italy Buoni Poliennali Del Tesoro
0.950%, due 12/01/31[8]	EUR	170,000	144,505
1.650%, due 03/01/32[8]	EUR	60,000	54,081
3.000%, due 08/01/29[8]	EUR	240,000	250,361
3.250%, due 09/01/46[8]	EUR	75,000	68,526
4.000%, due 02/01/37[8]	EUR	129,000	136,574
			654,047
Japan: 0.7%
Japan Government CPI Linked Bonds,
0.005%, due 03/10/31	JPY	52,690,500	412,317
Japan Government Forty Year Bonds,
0.500%, due 03/20/59	JPY	20,000,000	115,471
Japan Government Thirty Year Bonds,
0.300%, due 06/20/46	JPY	11,100,000	69,499

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount[1]		Value
Non-U.S. government agency obligations—(continued)
Japan—(continued)
Japan Government Twenty Year Bonds,
0.400%, due 03/20/36	JPY	83,550,000	$610,093
			1,207,380
New Zealand: 1.5%
New Zealand Government Bonds Inflation-Linked,
2.000%, due 09/20/25[8,9]	NZD	3,972,143	2,502,821

Spain: 0.5%
Spain Government Bonds
1.450%, due 10/31/27[8]	EUR	165,000	167,603
1.500%, due 04/30/27[8]	EUR	215,000	220,582
3.450%, due 07/30/66[8]	EUR	10,000	9,907
4.200%, due 01/31/37[8]	EUR	44,000	50,992
4.800%, due 01/31/24[8]	EUR	296,000	325,371
5.150%, due 10/31/44[8]	EUR	69,000	90,410
			864,865
United Kingdom: 0.3%
United Kingdom Gilt
1.000%, due 04/22/24[8]	GBP	90,000	107,615
1.000%, due 01/31/32[8]	GBP	120,000	120,531
1.250%, due 07/31/51[8]	GBP	145,000	99,694
1.625%, due 10/22/28[8]	GBP	144,000	162,092
3.500%, due 01/22/45[8]	GBP	90,000	104,682
			594,614
Total non-U.S. government agency obligations
(cost—$9,018,390)			7,683,380

U.S. government agency obligations: 8.3%
United States: 8.3%
FHLMC
1.500%, due 10/01/51		320,080	251,972
1.500%, due 12/01/99	550,000		431,785
2.000%, due 02/01/51	907,146		753,808
2.000%, due 12/01/51	507,696		420,245
2.000%, due 01/01/52	333,260		276,137
2.500%, due 11/01/50	216,500		190,101
3.000%, due 01/01/52	131,484		117,969
4.500%, due 08/01/52	216,105		211,608
4.500%, due 12/01/52	288,254		282,255
FNMA
2.000%, due 04/01/51	254,055		211,265
2.000%, due 05/01/51	734,283		609,394
2.000%, due 10/01/51	707,783		585,633
2.000%, due 03/01/52	734,268		607,785
2.500%, due 08/01/51	403,583		348,648
2.500%, due 08/01/51	254,225		220,010
2.500%, due 11/01/51	503,470		437,117

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount[1]	Value
U.S. government agency obligations—(continued)
United States—(continued)

2.500%, due 03/01/52	525,074	$452,388
3.000%, due 08/01/50	488,119	445,367
3.000%, due 12/01/51	490,735	440,788
3.000%, due 03/01/52	407,564	369,589
3.500%, due 02/01/49	462,455	435,345
3.500%, due 07/01/51	462,608	434,114
3.500%, due 05/01/52	136,869	127,057
4.000%, due 05/01/51	445,380	432,046
4.000%, due 08/01/52	242,087	231,369
4.500%, due 01/01/53	445,191	435,925
GNMA
2.000%, due 03/20/51	272,096	231,921
2.500%, due 08/20/51	790,912	697,747
3.000%, due 12/20/51	561,579	512,544
GNMA II
2.000%, due 01/20/52	510,363	433,428
3.000%, due 10/20/45	73,818	68,320
3.000%, due 12/20/45	84,367	78,083
3.000%, due 04/20/52	237,479	216,259
GNMA II, TBA,
3.500%	225,000	210,949
UMBS TBA
2.000%,	600,000	495,756
2.500%,	250,000	215,407
3.500%,	725,000	673,123
4.000%,	750,000	716,937
Total U.S. government agency obligations
(cost—$14,461,796)		14,310,194

U.S. Treasury obligations: 5.7%
United States: 5.7%
U.S. Treasury Bills,
4.679%, due 08/10/23[10]	2,070,000	2,036,089
U.S. Treasury Bonds
1.125%, due 08/15/40	70,000	46,268
2.500%, due 02/15/46	302,000	239,854
2.750%, due 11/15/42	421,000	357,028
2.750%, due 08/15/47	168,000	139,643
2.875%, due 05/15/43	717,000	619,505
3.000%, due 11/15/45	47,000	40,896
4.375%, due 02/15/38	110,000	120,450
U.S. Treasury Inflation Indexed Bonds (TIPS),
0.750%, due 02/15/45	53,346	45,408
U.S. Treasury Notes
0.375%, due 12/31/25	250,000	227,871
0.625%, due 08/15/30	1,270,000	1,034,901
0.875%, due 06/30/26	400,000	364,734
1.250%, due 08/15/31	200,000	167,758
1.375%, due 09/30/23	971,000	955,297
1.500%, due 09/30/24	750,000	719,619

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount[1]	Value
U.S. Treasury obligations—(continued)
United States—(continued)
1.625%, due 11/30/26	1,160,000	$1,076,398
1.625%, due 08/15/29	196,000	174,823
1.625%, due 05/15/31	350,000	304,186
1.750%, due 05/15/23	45,000	44,843
2.500%, due 05/15/24	321,000	313,928
2.750%, due 07/31/23	369,000	366,564
2.750%, due 08/15/32	370,000	348,205
4.125%, due 11/15/32	100,000	105,078
Total U.S. Treasury obligations
(cost—$10,529,938)		9,849,346

	Number of shares
Short-term investments: 14.3%
Investment companies: 14.3%
State Street Institutional U.S. Government
Money Market Fund, 4.700%[10]
(cost $24,596,317)	24,596,317	24,596,317

Investment of cash collateral from securities loaned: 0.7%
Money market funds: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[10]
(cost $1,270,768)	1,270,768	1,270,768
Total investments
(cost $172,076,474)[11]—99.6%		171,727,799
Other assets in excess of liabilities—0.4%		642,086
Net assets—100.0%		$172,369,885

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts
77	EUR	EURO STOXX 50 Index Futures	June 2023	$3,367,340	$3,558,212	$190,872
564	EUR	EURO STOXX Bank Index Futures	June 2023	3,187,931	3,029,236	(158,695)
48	GBP	FTSE 100 Index Futures	June 2023	4,478,369	4,523,263	44,894
3	JPY	TSE TOPIX Index Futures	June 2023	431,676	452,683	21,007
23	USD	E-mini Russell 1000 Index Futures	June 2023	1,669,269	1,739,030	69,761
105	USD	E-mini Russell 2000 Index Futures	June 2023	9,238,157	9,520,875	282,718
168	USD	MSCI China Index Futures	June 2023	4,008,967	4,267,200	258,233
Interest rate futures buy contracts
35	AUD	Australian Bond 10 Year Futures	June 2023	2,805,709	2,875,021	69,312
178	CAD	Canadian Bond 10 Year Futures	June 2023	15,944,510	16,615,967	671,457
86	EUR	Italian Government Bond Futures	June 2023	10,382,571	10,758,347	375,776
U.S. Treasury futures buy contracts
21	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2023	2,457,523	2,543,953	86,430
Total				$57,580,059	$59,883,787	$1,911,765
Index futures sell contracts
10	AUD	ASX SPI 200 Index Futures	June 2023	(1,177,465)	(1,201,706)	(24,241)
36	USD	MSCI Emerging Markets Index Futures	June 2023	(1,726,411)	(1,791,900)	(65,489)
69	USD	S&P 500 E-Mini Index Futures	June 2023	(13,422,939)	(14,275,238)	(852,299)
Interest rate futures sell contracts
91	EUR	German Euro Bund Futures	June 2023	(12,932,175)	(13,405,980)	(473,805)
26	JPY	MINI JGB 10 Year Futures Index	June 2023	(2,846,414)	(2,894,611)	(48,197)
U.S. Treasury futures sell contracts
176	USD	U.S. Treasury Note 10 Year Futures	June 2023	(19,645,743)	(20,226,250)	(580,507)
Total				$(51,406,909)	$(53,795,685)	$(2,044,538)
Net unrealized appreciation (depreciation)						$(132,773)

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

Centrally cleared credit default swap agreements on credit indices—buy protection13

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S4	USD	8,600	06/20/28	Quarterly	5.000%	$35,223	$(112,641)	$(77,418)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	37	05/15/23	Quarterly	J.P. Morgan EMBI Global Core Index	12 Month SOFR	$—	$(7,502)	$(7,502)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	KRW	292,000,000	USD	228,688	05/23/23	$3,724
BOA	USD	15,768,392	JPY	2,098,700,000	05/23/23	150,562
BOA	USD	511,278	TWD	15,300,000	05/23/23	(6,303)
CIBC	USD	4,745,524	BRL	24,970,000	05/23/23	138,491
GSI	MXN	17,020,000	USD	914,331	05/23/23	(21,247)
HSBC	KRW	4,583,959,900	USD	3,485,000	05/23/23	(46,599)
HSBC	USD	5,504,308	NOK	56,650,000	05/23/23	(81,337)
JPMCB	AUD	5,150,000	USD	3,423,128	05/23/23	(25,459)
JPMCB	USD	6,752,351	EUR	6,235,000	05/23/23	28,188
JPMCB	USD	1,691,258	GBP	1,375,000	05/23/23	6,635
JPMCB	USD	896,238	HKD	7,005,000	05/23/23	(1,692)
MSCI	CNY	49,230,000	USD	7,182,869	05/23/23	(10,989)
MSCI	EUR	5,925,000	USD	6,339,725	05/23/23	(103,691)
MSCI	GBP	13,905,000	USD	16,641,201	05/23/23	(529,131)
MSCI	IDR	15,528,800,000	USD	1,019,291	05/23/23	(14,934)
MSCI	INR	84,040,000	USD	1,014,167	05/23/23	(5,538)
MSCI	NOK	53,771,107	GBP	4,140,000	05/23/23	(35,179)
MSCI	NZD	18,085,000	USD	11,216,516	05/23/23	(92,580)
MSCI	USD	10,810,182	AUD	15,785,000	05/23/23	(240,098)
MSCI	USD	1,144,145	CNY	7,840,000	05/23/23	1,495

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	1,885,273	GBP	1,550,000	05/23/23	$28,716
MSCI	USD	351,319	JPY	46,100,000	05/23/23	(1,643)
MSCI	USD	262,713	MYR	1,152,000	05/23/23	(818)
SSC	CHF	370,000	USD	401,128	05/23/23	(5,407)
SSC	KRW	6,905,154,000	USD	5,340,000	05/23/23	20,095
SSC	MXN	62,359,523	USD	3,360,000	05/23/23	(67,861)
SSC	USD	2,157,157	CAD	2,910,000	05/23/23	(2,321)
SSC	USD	479,601	CHF	440,000	05/23/23	3,847
SSC	USD	2,390,720	EUR	2,220,000	05/23/23	23,522
SSC	USD	1,645,158	GBP	1,340,000	05/23/23	9,517
SSC	USD	379,606	JPY	49,600,000	05/23/23	(3,383)
SSC	USD	9,135,825	MXN	173,130,000	05/23/23	381,015
SSC	USD	1,026,577	SEK	10,750,000	05/23/23	11,893
SSC	USD	486,269	SGD	650,000	05/23/23	2,908
Net unrealized appreciation (depreciation)						$(485,602)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$46,478,416	$20,732,740	$—	$67,211,156
Investment companies	25,792,722	—	—	25,792,722
Asset-backed securities	—	2,203,228	—	2,203,228
Corporate bonds	—	17,069,317	—	17,069,317
Mortgage-backed securities	—	1,741,371	—	1,741,371
Non-U.S. government agency obligations	—	7,683,380	—	7,683,380
U.S. government agency obligations	—	14,310,194	—	14,310,194
U.S. Treasury obligations	—	9,849,346	—	9,849,346
Short-term investments	—	24,596,317	—	24,596,317
Investment of cash collateral from securities loaned	—	1,270,768	—	1,270,768
Futures contracts	1,813,687	256,773	—	2,070,460
Forward foreign currency contracts	—	810,608	—	810,608
Total	$74,084,825	$100,524,042	$—	$174,608,867

Liabilities
Futures contracts	$(1,972,100)	$(231,133)	$—	$(2,203,233)
Swap agreements	—	(120,143)	—	(120,143)
Forward foreign currency contracts	—	(1,296,210)	—	(1,296,210)
Total	$(1,972,100)	$(1,647,486)	$—	$(3,619,586)

The UBS Funds

UBS Global Allocation Fund

Portfolio of investments (unaudited)

March 31, 2023

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,145,358, represented 1.8% of the Fund’s net assets at period end.
3	Security, or portion thereof, was on loan at the period end.
4

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

Security description	Value 06/30/22	Purchases during the period ended 03/31/2023	Sales during the period ended 03/31/2023	Net realized gain (loss) during the period ended 03/31/2023	Change in net unrealized appreciation (depreciation) during the period ended 03/31/2023	Value 03/31/2023	Net income earned from affiliate for the period ended 03/31/2023	Shares 03/31/2023
PACE High Yield Investments	$19,261,865	$769,171	$12,000,000	$(2,209,219)	$2,702,425	$8,524,242	$1,538,342	1,019,646
UBS All China Equity Fund	3,195,894	45,620	370,000	24,195	(485,424)	2,410,285	91,240	453,914
UBS Emerging Markets Equity Opportunity Fund	14,689,532	799,900	-	-	(635,300)	14,854,132	1,069,802	2,026,485
PACE International Emerging Markets Equity Investments	-	4,000	-	-	63	4,063	-	332
	$37,147,291	$1,618,691	$12,370,000	$(2,185,024)	$1,581,764	$25,792,722	$2,699,384

5	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date
7	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
8	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

[9]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[10]	Rates shown reflect yield at March 31, 2023.
[11]	Includes $3,847,377 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,270,768 and non-cash collateral of $2,763,123.
[12]	Payments made or received are based on the notional amount.

[13]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Emerging Markets Equity Opportunity Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2023

Common stocks
Automobiles	2.9%
Banks	21.8
Beverages	4.8
Broadline retail	16.2
Electronic equipment, instruments & components	3.3
Financial services	1.1
Food products	3.7
Hotels, restaurants & leisure	2.7
Household durables	2.0
Insurance	5.2
Interactive media & services	3.8
Metals & mining	3.3
Oil, gas & consumable fuels	10.0
Paper & forest products	1.1
Pharmaceuticals	1.1
Semiconductors & semiconductor equipment	23.6
Technology hardware, storage & peripherals	6.9
Wireless telecommunication services	1.2
Total common stocks	114.7
Preferred stocks
Banks	2.4
Short-term investments	4.0
Investment of cash collateral from securities loaned	0.1
Total investments	121.2
Liabilities in excess of other assets	(21.2)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

The UBS Funds

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks: 114.7%
Brazil: 7.5%
Hypera SA	744,100	$5,534,743
MercadoLibre, Inc.*	11,417	15,048,291
Petroleo Brasileiro SA, ADR	946,620	9,873,247
Suzano SA	631,200	5,180,661
		35,636,942
China: 35.0%
Alibaba Group Holding Ltd.*	1,338,900	16,957,821
China Mengniu Dairy Co. Ltd.*	4,305,000	17,648,108
China Merchants Bank Co. Ltd., Class H	2,185,500	11,098,006
JD.com, Inc., Class A	542,971	11,856,420
Kweichow Moutai Co. Ltd., Class A*	86,067	22,735,414
LONGi Green Energy Technology Co. Ltd., Class A*	2,008,824	11,820,510
Meituan, Class B*,1	701,270	12,722,590
Midea Group Co. Ltd., Class A	1,189,946	9,311,038
PDD Holdings, Inc., ADR*	109,264	8,293,138
Ping An Insurance Group Co. of China Ltd., Class H	3,782,000	24,466,561
Tencent Holdings Ltd.	369,100	18,037,657
		164,947,263
Hungary: 1.5%
OTP Bank Nyrt	252,894	7,219,993

India: 12.3%
Eicher Motors Ltd.	373,474	13,419,439
HDFC Bank Ltd.	1,088,271	21,405,023
Reliance Industries Ltd.	809,804	23,026,428
		57,850,890
Indonesia: 7.0%
Bank Central Asia Tbk. PT	38,646,700	22,610,024
Bank Mandiri Persero Tbk. PT	15,003,800	10,332,313
		32,942,337
Mexico: 4.0%
Grupo Financiero Banorte SAB de CV	2,232,500	18,818,913

Russia: 0.0%†
Sberbank of Russia PJSC*,2,3	3,568,865	0
Yandex NV, Class A*,2,3	257,600	0
		0
Saudi Arabia: 2.4%
Saudi National Bank	934,618	11,445,087

South Africa: 10.7%
Anglo American PLC	465,076	15,469,120
FirstRand Ltd.[4]	1,472,065	4,989,415

The UBS Funds

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
South Africa—(continued)
MTN Group Ltd.*,4	787,686	$5,643,338
Naspers Ltd., N Shares	130,545	24,189,236
		50,291,109
South Korea: 14.2%
Samsung Electronics Co. Ltd.	659,059	32,591,098
Samsung SDI Co. Ltd.	27,428	15,580,165
SK Hynix, Inc.	271,922	18,608,959
		66,780,222
Taiwan: 17.1%
MediaTek, Inc.	696,000	18,044,576
Nanya Technology Corp.	5,085,000	11,153,019
Taiwan Semiconductor Manufacturing Co. Ltd.	2,933,000	51,399,669
		80,597,264
Thailand: 3.0%
PTT Exploration & Production PCL	3,217,900	14,140,477
Total common stocks (cost—$656,190,032)		540,670,497

Preferred stocks: 2.4%
Brazil: 2.4%
Banco Bradesco SA
(cost—$15,204,513)	4,375,159	11,368,533

Short-term investments: 4.0%
Investment companies: 4.0%
State Street Institutional U.S. Government Money Market Fund, 4.700%[5] (cost $18,859,982)	18,859,982	18,859,982

Investment of cash collateral from securities loaned: 0.1%
Money market funds: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[5] (cost $333,490)	333,489	333,490
Total investments (cost $690,588,017)[6]—121.2%		571,232,502
Liabilities in excess of other assets—(21.2)%		(99,752,316)
Net assets—100.0%		$471,480,186

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The UBS Funds

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments (unaudited)

March 31, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset
Common stocks	$62,748,993	$499,270,637	$0	$540,670,497
Preferred stocks	11,368,533	477,921,504	—	11,368,533
Short-term investments	—	18,859,982	—	18,859,982
Investment of cash collateral from securities loaned	—	333,490	—	333,490
Total	$74,117,526	$497,114,976.00	$0	$571,232,502

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,722,590, represented 2.7% of the Funds net assets at period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Security, or portion thereof, was on loan at the period end.
5	Rates shown reflect yield at March 31, 2023.
6	Includes $8,289,776 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $333,490 and non-cash collateral of $8,663,758.

UBS Engage For Impact Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2023

Common stocks
Automobile Components	2.6%
Banks	10.0
Beverages	2.7
Biotechnology	4.7
Chemicals	8.5
Commercial services & supplies	0.9
Consumer finance	1.8
Consumer Staples Distribution & Retail	1.4
Diversified consumer services	0.8
Diversified telecommunication services	1.6
Electric utilities	2.3
Electrical equipment	3.6
Electronic equipment, instruments & components	6.2
Food products	10.0
Ground Transportation	2.0
Health care equipment & supplies	5.1
Health care technology	0.4
Hotels, restaurants & leisure	0.3
IT services	0.6
Life sciences tools & services	1.9
Machinery	4.4
Oil, gas & consumable fuels	2.4
Paper & forest products	2.4
Pharmaceuticals	1.4
Professional services	0.7
Semiconductors & semiconductor equipment	5.8
Software	8.2
Specialized REITs	1.3
Technology hardware, storage & peripherals	0.8
Textiles, apparel & luxury goods	1.3
Wireless telecommunication services	1.6
Total common stocks	97.7
Short-term investments	1.8
Investment of cash collateral from securities loaned	0.1
Total investments	99.6
Other assets in excess of liabilities	0.4
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

The UBS Funds

UBS Engage For Impact Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks: 97.7%
Austria: 3.0%
Erste Group Bank AG	46,806	$1,550,652

Brazil: 2.4%
Suzano SA	149,700	1,229,037

Canada: 2.0%
Canadian Pacific Railway Ltd.[1]	13,645	1,050,710

China: 2.3%
China Mengniu Dairy Co. Ltd.*	297,000	1,217,535

Denmark: 2.6%
Genmab A/S*	3,594	1,358,551

France: 4.7%
Danone SA	39,172	2,437,423

Germany: 3.1%
Infineon Technologies AG	39,483	1,621,376

Indonesia: 3.9%
Bank Mandiri Persero Tbk. PT	2,907,300	2,002,102

Ireland: 3.1%
AIB Group PLC[1]	394,767	1,597,836

Japan: 3.7%
Chugai Pharmaceutical Co. Ltd.	28,200	696,332
JTOWER, Inc.*,1	22,600	842,813
Recruit Holdings Co. Ltd.	13,900	382,375
		1,921,520
Mexico: 1.6%
America Movil SAB de CV	770,000	808,885

Portugal: 2.4%
Galp Energia SGPS SA	110,581	1,251,254

Spain: 2.3%
Iberdrola SA	97,260	1,211,645

Switzerland: 3.6%
Alcon, Inc.	26,507	1,881,665

United Kingdom: 4.6%
Spectris PLC	52,796	2,395,423

United States: 52.4%
AbbVie, Inc.	6,939	1,105,869
American Well Corp., Class A*	85,353	201,433
Aptiv PLC*	11,828	1,326,983
Autodesk, Inc.*	7,445	1,549,751
Bio-Rad Laboratories, Inc., Class A*	2,019	967,141
Bunge Ltd.	16,505	1,576,558

The UBS Funds

UBS Engage For Impact Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
CF Industries Holdings, Inc.	13,070	$947,444
Coursera, Inc.*	34,660	399,283
Digital Realty Trust, Inc.	6,888	677,159
Ecolab, Inc.	8,423	1,394,259
Ingersoll Rand, Inc.	39,427	2,293,863
Linde PLC	5,772	2,051,600
LivaNova PLC*	17,729	772,630
Micron Technology, Inc.	23,518	1,419,076
Montrose Environmental Group, Inc.*	13,063	465,957
NIKE, Inc., Class B	5,512	675,992
Primo Water Corp.	90,326	1,386,504
Pure Storage, Inc., Class A*	16,056	409,589
Regal Rexnord Corp.	13,449	1,892,678
Roper Technologies, Inc.	2,145	945,280
SLM Corp.	75,569	936,300
Snowflake, Inc., Class A*	2,136	329,564
Sprouts Farmers Market, Inc.*	20,666	723,930
Sweetgreen, Inc., Class A*,1	17,500	137,200
Trimble, Inc.*	15,948	835,994
VMware, Inc., Class A*	14,272	1,781,859
		27,203,896
Total common stocks (cost—$51,989,978)		50,739,510

Short-term investments: 1.8%
Investment companies: 1.8%
State Street Institutional U.S. Government Money Market Fund, 4.700%[2] (cost $955,156)	955,156	955,156

Investment of cash collateral from securities loaned: 0.1%
Money market funds: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[2] (cost $30,723)	30,723	30,723
Total investments (cost $52,975,857)[3]—99.6%		51,725,389
Other assets in excess of liabilities—0.4%		190,896
Net assets—100.0%		$51,916,285

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The UBS Funds

UBS Engage For Impact Fund

Portfolio of investments (unaudited)

March 31, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$30,292,528	$20,446,982	$—	$50,739,510
Short-term investments	—	955,156	—	955,156
Investment of cash collateral from securities loaned	—	30,723	—	30,723
Total	$30,292,528	$21,432,861	$—	$51,725,389

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at March 31, 2023.
3	Includes $2,381,596 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $30,723 and non-cash collateral of $2,464,917.

UBS International Sustainable Equity Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2023

Common stocks
Automobile components	2.5%
Automobiles	3.4
Banks	10.8
Biotechnology	1.3
Broadline retail	2.7
Capital markets	2.5
Chemicals	4.0
Commercial services & supplies	1.4
Construction & engineering	1.9
Diversified telecommunication services	2.9
Electrical equipment	1.2
Electronic equipment, instruments & components	1.6
Energy equipment & services	2.6
Entertainment	2.9
Food products	6.5
Ground transportation	1.2
Health care equipment & supplies	3.9
Hotels, restaurants & leisure	1.1
Household durables	2.1
Industrial conglomerates	1.0
Insurance	7.2
IT services	1.8
Leisure products	0.4
Life sciences tools & services	1.4
Machinery	3.0
Oil, gas & consumable fuels	1.3
Paper & forest products	1.2
Personal products	2.0
Pharmaceuticals	4.7
Professional services	1.3
Semiconductors & semiconductor equipment	5.4
Software	4.4
Specialty retail	0.8
Textiles, apparel & luxury goods	1.5
Trading companies & distributors	3.1
Wireless telecommunication services	1.1
Total common stocks	98.1
Short-term investments	1.2
Investment of cash collateral from securities loaned	3.1
Total investments	102.4
Liabilities in excess of other assets	(2.4)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

The UBS Funds

UBS International Sustainable Equity Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks: 98.1%
Australia: 1.4%
Brambles Ltd.	249,303	$2,247,777

Brazil: 3.1%
Banco Bradesco SA, ADR[1]	294,890	772,612
MercadoLibre, Inc.*	1,654	2,180,071
Suzano SA	243,500	1,998,560
		4,951,243
Canada: 3.3%
Canadian Pacific Railway Ltd.[1]	23,585	1,816,124
Royal Bank of Canada	34,744	3,322,724
		5,138,848
China: 7.5%
Alibaba Group Holding Ltd., ADR*	20,382	2,082,633
China Mengniu Dairy Co. Ltd.*	377,000	1,545,490
Li Auto, Inc., ADR*	49,571	1,236,796
Meituan, Class B*,2	94,960	1,722,785
NXP Semiconductors NV	8,528	1,590,259
Ping An Insurance Group Co. of China Ltd., Class H	377,500	2,442,127
Zhongsheng Group Holdings Ltd.	239,500	1,180,107
		11,800,197
Denmark: 1.3%
Genmab A/S*	5,505	2,080,919

Finland: 2.0%
Metso Outotec Oyj	290,492	3,171,992

France: 7.5%
AXA SA	122,398	3,735,290
Cie Generale des Etablissements Michelin SCA	82,139	2,510,847
Danone SA	61,340	3,816,796
Ubisoft Entertainment SA*	66,111	1,762,067
		11,825,000
Germany: 5.7%
CTS Eventim AG & Co. KGaA*	45,806	2,863,601
Infineon Technologies AG	44,275	1,818,160
Knorr-Bremse AG	22,936	1,527,789
LANXESS AG	23,009	946,659
SAP SE	14,677	1,853,272
		9,009,481
Hong Kong: 1.6%
Prudential PLC	189,151	2,589,785

India: 3.9%
Axis Bank Ltd., GDR[3]	12,823	664,608
Axis Bank Ltd., GDR[3]	30,299	1,569,488
Infosys Ltd., ADR	93,299	1,627,135
Mahindra & Mahindra Ltd., GDR	165,983	2,323,762
		6,184,993
Indonesia: 4.3%
Bank Central Asia Tbk. PT	5,958,700	3,486,102

The UBS Funds

UBS International Sustainable Equity Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
Indonesia—(continued)
Bank Mandiri Persero Tbk. PT	4,721,900	$3,251,720
		6,737,822
Ireland: 1.8%
AIB Group PLC[1]	715,088	2,894,348

Italy: 3.9%
Infrastrutture Wireless Italiane SpA[2]	145,060	1,905,844
PRADA SpA	327,300	2,320,905
Prysmian SpA	46,071	1,934,554
		6,161,303
Japan: 11.8%
ITOCHU Corp.[1]	67,300	2,191,722
Mitsubishi UFJ Financial Group, Inc.	177,500	1,137,539
NEC Corp.	32,800	1,266,249
Nippon Telegraph & Telephone Corp.	93,000	2,779,093
OBIC Business Consultants Co. Ltd.	61,000	2,310,895
Shin-Etsu Chemical Co. Ltd.	69,000	2,239,811
SoftBank Group Corp.	45,900	1,804,489
Sony Group Corp.	35,900	3,269,893
Toyota Motor Corp.	118,400	1,685,471
		18,685,162
Luxembourg: 1.4%
Eurofins Scientific SE1	32,273	2,160,989

Netherlands: 3.2%
ASML Holding NV	2,597	1,769,720
Koninklijke Philips NV	178,705	3,282,253
		5,051,973
Norway: 2.1%
Equinor ASA	69,609	1,978,872
Mowi ASA	71,455	1,321,631
		3,300,503
South Korea: 4.7%
LG Chem Ltd.	5,692	3,126,009
Samsung Engineering Co. Ltd.*	123,199	3,010,880
SK Hynix, Inc.	19,962	1,366,098
		7,502,987
Switzerland: 5.9%
Alcon, Inc.	30,732	2,181,587
Barry Callebaut AG	1,733	3,671,827
Novartis AG	38,659	3,549,612
		9,403,026
Taiwan: 1.8%
Merida Industry Co. Ltd.	118,000	656,481
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,600	2,195,272
		2,851,753
United Kingdom: 14.3%
Ashtead Group PLC	44,690	2,744,183
AstraZeneca PLC	27,990	3,878,134

The UBS Funds

UBS International Sustainable Equity Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
DCC PLC	27,395	$1,596,889
London Stock Exchange Group PLC	39,677	3,853,814
RELX PLC	63,347	2,051,613
Sage Group PLC	276,195	2,650,485
Spectris PLC	56,723	2,573,596
Unilever PLC	62,025	3,210,775
		22,559,489
United States: 5.6%
Aon PLC, Class A	8,670	2,733,564
Aptiv PLC*	13,185	1,479,225
LivaNova PLC*	15,423	672,134
Schlumberger NV	82,384	4,045,055
		8,929,978
Total common stocks (cost—$167,495,269)		155,239,568

Short-term investments: 1.2%
Investment companies: 1.2%
State Street Institutional U.S. Government Money Market Fund, 4.700%[4] (cost $1,899,210)	1,899,210	1,899,210

Investment of cash collateral from securities loaned: 3.1%
Money market funds: 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[4] (cost $4,942,146)	4,942,146	$4,942,146
Total investments (cost $174,336,625)[5]—102.4%		162,080,924
Liabilities in excess of other assets—(2.4)%		(3,811,632)
Net assets—100.0%		$158,269,292

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$31,645,414	$123,594,154	$—	$155,239,568
Short-term investments	—	1,899,210	—	1,899,210
Investment of cash collateral from securities loaned	—	4,942,146	—	4,942,146
Total	$31,645,414	$130,435,510	$—	$162,080,924

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,628,629, represented 2.3% of the Funds net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Rates shown reflect yield at March 31, 2023.
5	Includes $8,663,878 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,942,146 and non-cash collateral of $4,196,366.

UBS US Dividend Ruler Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of March 31, 2023

Common stocks
Aerospace & defense	3.1%
Air freight & logistics	2.5
Banks	2.2
Beverages	4.9
Biotechnology	3.9
Capital markets	2.7
Chemicals	2.2
Commercial services & supplies	1.3
Consumer finance	0.6
Electric utilities	4.9
Ground transportation	2.1
Health care equipment & supplies	2.4
Health care providers & services	3.5
Hotels, restaurants & leisure	5.0
Household products	2.6
Industrial conglomerates	1.8
Industrial REITs	2.7
Insurance	4.6
IT services	2.8
Oil, gas & consumable fuels	6.9
Pharmaceuticals	2.8
Professional services	2.2
Semiconductors & semiconductor equipment	8.3
Software	11.8
Specialty retail	1.9
Total common stocks	89.7
Short-term investments	1.6
Total investments	91.3
Other assets in excess of liabilities	8.7
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

The UBS Funds

UBS US Dividend Ruler Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks: 89.7%
Aerospace & defense: 3.1%
Raytheon Technologies Corp.	46,368	$4,540,818

Air freight & logistics: 2.5%
United Parcel Service, Inc. ,Class B	18,859	3,658,457

Banks: 2.2%
JPMorgan Chase & Co.	24,666	3,214,226

Beverages: 4.9%
Coca-Cola Co.	61,176	3,794,747
Diageo PLC ,ADR	18,328	3,320,667
		7,115,414
Biotechnology: 3.9%
AbbVie, Inc.	26,151	4,167,685
Amgen, Inc.	6,536	1,580,078
		5,747,763
Capital markets: 2.7%
BlackRock, Inc.	3,214	2,150,552
Morgan Stanley	19,455	1,708,149
		3,858,701
Chemicals: 2.2%
Linde PLC	9,136	3,247,300

Commercial services & supplies: 1.3%
Republic Services, Inc.	13,999	1,892,945

Consumer finance: 0.6%
Discover Financial Services	8,958	885,409

Electric utilities: 4.9%
American Electric Power Co., Inc.	32,964	2,999,394
NextEra Energy, Inc.	53,081	4,091,484
		7,090,878
Ground transportation: 2.1%
Union Pacific Corp.	15,073	3,033,592

Health care equipment & supplies: 2.4%
Abbott Laboratories	34,877	3,531,645

Health care providers & services: 3.5%
UnitedHealth Group, Inc.	10,811	5,109,171

Hotels, restaurants & leisure: 5.0%
McDonald's Corp.	12,840	3,590,192
Starbucks Corp.	35,335	3,679,434
		7,269,626
Household products: 2.6%
Procter & Gamble Co.	25,856	3,844,529

Industrial conglomerates: 1.8%
Honeywell International, Inc.	13,728	2,623,695

Industrial REITs: 2.7%
Prologis, Inc.	31,581	3,940,361

The UBS Funds

UBS US Dividend Ruler Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
Insurance: 4.6%
Chubb Ltd.	19,649	$3,815,443
Marsh & McLennan Cos., Inc.	17,067	2,842,509
		6,657,952
IT services: 2.8%
Accenture PLC ,Class A	14,503	4,145,102

Oil, gas & consumable fuels: 6.9%
EOG Resources, Inc.	22,801	2,613,679
Exxon Mobil Corp.	49,225	5,398,013
Phillips 66	20,125	2,040,273
		10,051,965
Pharmaceuticals: 2.8%
Johnson & Johnson	26,449	4,099,595

Professional services: 2.2%
Automatic Data Processing, Inc.	14,421	3,210,547

Semiconductors & semiconductor equipment: 8.3%
Analog Devices, Inc.	18,679	3,683,873
Broadcom, Inc.	7,665	4,917,404
Texas Instruments, Inc.	19,206	3,572,508
		12,173,785
Software: 11.8%
Microsoft Corp.	44,319	12,777,168
Oracle Corp.	47,535	4,416,952
		17,194,120
Specialty retail: 1.9%
Home Depot, Inc.	9,529	2,812,198
Total common stocks (cost—$125,373,166)		130,949,794

Short term investments: 1.6%
Investment companies: 1.6%
State Street Institutional U.S. Government Money Market Fund, 4.700%[1] (cost—$2,384,979)	2,384,979	2,384,979
Total Investments (cost—$127,758,145)—91.3%		133,334,773
Other assets in excess of liabilities—8.7%		12,756,381
Net Assets—100.0%		$146,091,154

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The UBS Funds

UBS US Dividend Ruler Fund

Portfolio of investments (unaudited)

March 31, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$130,949,794	$—	$—	$130,949,794
Short-term investments	—	2,384,979	—	2,384,979
Total	$130,949,794	$2,384,979	$—	$133,334,773

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Rates shown reflect yield at March 31, 2023.

The UBS Funds

UBS US Quality Growth at Reasonable Price Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks: 98.2%
Beverages: 2.4%
Coca-Cola Co.	68,565	$4,253,087

Broadline retail: 6.5%
Amazon.com, Inc.*	113,531	11,726,617

Capital markets: 2.9%
Ameriprise Financial, Inc.	8,859	2,715,283
S&P Global, Inc.	7,336	2,529,233
		5,244,516
Chemicals: 2.0%
Sherwin-Williams Co.	15,938	3,582,384

Consumer staples distribution & retail: 3.9%
Costco Wholesale Corp.	9,167	4,554,807
Dollar General Corp.	12,214	2,570,559
		7,125,366
Electrical equipment: 1.1%
Rockwell Automation, Inc.	6,757	1,982,842

Energy equipment & services: 1.6%
Schlumberger NV	59,714	2,931,957

Financial services: 4.3%
Visa, Inc. ,Class A	34,469	7,771,381

Ground transportation: 1.8%
Union Pacific Corp.	16,158	3,251,959

Health care equipment & supplies: 5.3%
Abbott Laboratories	28,610	2,897,048
Boston Scientific Corp.*	65,891	3,296,527
Intuitive Surgical, Inc.*	13,110	3,349,212
		9,542,787
Health care providers & services: 4.1%
UnitedHealth Group, Inc.	15,528	7,338,377

Household products: 2.1%
Procter & Gamble Co.	25,142	3,738,364

Industrial conglomerates: 1.5%
Honeywell International, Inc.	14,025	2,680,458

Interactive media & services: 6.3%
Alphabet, Inc. ,Class A*	108,975	11,303,977

IT services: 2.1%
Accenture PLC ,Class A	13,074	3,736,680

Life sciences tools & services: 3.7%
Danaher Corp.	12,257	3,089,254
Thermo Fisher Scientific, Inc.	6,142	3,540,065
		6,629,319
Machinery: 1.2%
Parker-Hannifin Corp.	6,414	2,155,810

The UBS Funds

UBS US Quality Growth at Reasonable Price Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
Personal products: 1.2%
Estee Lauder Cos., Inc. ,Class A	9,079	$2,237,610

Pharmaceuticals: 2.5%
Eli Lilly & Co.	13,398	4,601,141

Semiconductors & semiconductor equipment: 4.2%
Applied Materials, Inc.	37,816	4,644,939
Texas Instruments, Inc.	15,763	2,932,076
		7,577,015
Software: 20.5%
Intuit, Inc.	6,658	2,968,336
Microsoft Corp.	90,049	25,961,127
Palo Alto Networks, Inc.*	21,754	4,345,144
Salesforce, Inc.*	18,436	3,683,144
		36,957,751
Specialized REITs: 2.4%
American Tower Corp.	21,192	4,330,373

Specialty retail: 4.2%
O'Reilly Automotive, Inc.*	3,955	3,357,716
TJX Cos., Inc.	53,518	4,193,670
		7,551,386
Technology hardware, storage & peripherals: 8.0%
Apple, Inc.	87,940	14,501,306

Textiles, apparel & luxury goods: 2.4%
NIKE, Inc. ,Class B	35,670	4,374,569
Total common stocks (cost—$179,636,661)		177,127,032

Short term investments: 2.0%
Investment companies: 2.0%
State Street Institutional U.S. Government Money Market Fund, 4.700%[1] (cost—$3,681,266)	3,681,266	3,681,266
Total Investments (cost—$183,317,927)—100.2%		180,808,298
Liabilities in excess of other assets—(0.2)%		(429,929)
Net Assets—100.0%		$180,378,369

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The UBS Funds

UBS US Quality Growth at Reasonable Price Fund

Portfolio of investments (unaudited)

March 31, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$177,127,032	$—	$—	$177,127,032
Short-term investments	—	3,681,266	—	3,681,266
Total	$177,127,032	$3,681,266	$—	$180,808,298

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Rates shown reflect yield at March 31, 2023.

The UBS Funds

UBS U.S. Small Cap Growth Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks: 97.4%
Air freight & logistics: 1.7%
Forward Air Corp.	19,828	$2,136,665

Automobile components: 2.4%
Visteon Corp.*	19,160	3,004,863

Banks: 4.2%
First Bancorp.	48,166	1,710,856
National Bank Holdings Corp. ,Class A	30,672	1,026,285
Texas Capital Bancshares, Inc.*	20,587	1,007,940
Webster Financial Corp.	35,776	1,410,290
		5,155,371
Beverages: 0.9%
Duckhorn Portfolio, Inc.*	73,169	1,163,387

Biotechnology: 5.5%
Allogene Therapeutics, Inc.*,[1]	57,016	281,659
Deciphera Pharmaceuticals, Inc.*	55,630	859,483
IGM Biosciences, Inc.*,[1]	16,660	228,908
Immunocore Holdings PLC ,ADR*,[1]	17,400	860,256
Insmed, Inc.*	32,578	555,455
Intellia Therapeutics, Inc.*	10,307	384,142
Kymera Therapeutics, Inc.*	23,036	682,557
MeiraGTx Holdings PLC*	36,953	191,047
Nurix Therapeutics, Inc.*	32,765	290,953
Relay Therapeutics, Inc.*	42,629	702,100
Rhythm Pharmaceuticals, Inc.*	24,195	431,639
Xencor, Inc.*	31,119	867,909
Zentalis Pharmaceuticals, Inc.*	29,870	513,764
		6,849,872
Broadline retail: 1.2%
Ollie's Bargain Outlet Holdings, Inc.*	24,711	1,431,755

Building products: 1.2%
Simpson Manufacturing Co., Inc.	13,175	1,444,507

Chemicals: 0.3%
Aspen Aerogels, Inc.*	44,516	331,644

Construction & engineering: 3.1%
Ameresco, Inc. ,Class A*,[1]	32,740	1,611,463
MasTec, Inc.*	23,133	2,184,680
		3,796,143
Consumer staples distribution & retail: 2.8%
Performance Food Group Co.*	58,443	3,526,451

Containers & packaging: 1.4%
Graphic Packaging Holding Co.	66,890	1,705,026

Electrical equipment: 2.4%
Regal Rexnord Corp.	16,349	2,300,795
Shoals Technologies Group, Inc. ,Class A*	31,322	713,828
		3,014,623
Energy equipment & services: 1.8%
Weatherford International PLC*	38,092	2,260,760

Financial services: 2.9%
Essent Group Ltd.	21,044	842,812

The UBS Funds

UBS U.S. Small Cap Growth Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
Financial services—(continued)
Shift4 Payments, Inc. ,Class A*,[1]	36,851	$2,793,306
		3,636,118
Health care equipment & supplies: 6.4%
AtriCure, Inc.*	33,732	1,398,192
Inspire Medical Systems, Inc.*	9,005	2,107,800
Silk Road Medical, Inc.*	31,571	1,235,373
STAAR Surgical Co.*	24,962	1,596,320
Treace Medical Concepts, Inc.*	65,264	1,644,000
		7,981,685
Health care providers & services: 3.3%
Castle Biosciences, Inc.*	20,006	454,536
NeoGenomics, Inc.*	37,916	660,118
R1 RCM, Inc.*	92,072	1,381,080
Surgery Partners, Inc.*	47,049	1,621,779
		4,117,513
Hotel & resort REITs: 2.6%
Ryman Hospitality Properties, Inc.	35,911	3,222,294

Hotels, restaurants & leisure: 9.2%
Bloomin' Brands, Inc.	66,620	1,708,803
Churchill Downs, Inc.	7,761	1,994,965
Dave & Buster's Entertainment, Inc.*	33,695	1,239,639
Papa John's International, Inc.	19,349	1,449,821
Planet Fitness, Inc. ,Class A*	24,863	1,931,109
Six Flags Entertainment Corp.*	58,068	1,550,996
Wyndham Hotels & Resorts, Inc.	21,828	1,481,030
		11,356,363
Household durables: 1.1%
TopBuild Corp.*	6,293	1,309,825

IT services: 2.8%
DigitalOcean Holdings, Inc.*,[1]	37,667	1,475,416
Wix.com Ltd.*	19,350	1,931,130
		3,406,546
Life sciences tools & services: 4.4%
Azenta, Inc.*	28,826	1,286,216
Medpace Holdings, Inc.*	11,162	2,099,014
NanoString Technologies, Inc.*	24,850	246,015
Repligen Corp.*	10,468	1,762,393
		5,393,638
Machinery: 4.6%
Astec Industries, Inc.	11,704	482,790
Chart Industries, Inc.*	18,511	2,321,279
Evoqua Water Technologies Corp.*	58,120	2,889,727
		5,693,796
Media: 0.6%
Magnite, Inc.*	75,305	697,324

Oil, gas & consumable fuels: 3.5%
Chesapeake Energy Corp.	19,779	1,503,995
Matador Resources Co.	25,405	1,210,548

The UBS Funds

UBS U.S. Small Cap Growth Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—(continued)
PDC Energy, Inc.	25,077	$1,609,442
		4,323,985
Pharmaceuticals: 1.1%
Arvinas, Inc.*	18,898	516,294
Intra-Cellular Therapies, Inc.*	15,868	859,252
		1,375,546
Professional services: 1.8%
KBR, Inc.[1]	32,033	1,763,417
Sterling Check Corp.*	42,507	473,953
		2,237,370
Semiconductors & semiconductor equipment: 5.5%
Lattice Semiconductor Corp.*	26,297	2,511,364
MaxLinear, Inc.*	45,107	1,588,217
Universal Display Corp.	17,497	2,714,310
		6,813,891
Software: 12.3%
Alteryx, Inc. ,Class A*	32,315	1,901,415
Clearwater Analytics Holdings, Inc. ,Class A*,[1]	72,063	1,150,125
CyberArk Software Ltd.*	12,003	1,776,204
Elastic NV*	23,115	1,338,358
HashiCorp, Inc. ,Class A*	9,400	275,326
Jamf Holding Corp.*	64,847	1,259,329
PowerSchool Holdings, Inc. ,Class A*	68,732	1,362,268
Sumo Logic, Inc.*	208,467	2,497,435
Tenable Holdings, Inc.*	43,288	2,056,613
Varonis Systems, Inc.*	62,717	1,631,269
		15,248,342
Specialty retail: 1.3%
Children's Place, Inc.*	18,678	751,790
National Vision Holdings, Inc.*	45,875	864,285
		1,616,075
Technology hardware, storage & peripherals: 1.4%
Pure Storage, Inc. ,Class A*	69,218	1,765,751

Textiles, apparel & luxury goods: 1.0%
Tapestry, Inc.	29,622	1,277,005

Trading companies & distributors: 2.7%
Boise Cascade Co.	24,892	1,574,419
Herc Holdings, Inc.	15,267	1,738,911
		3,313,330
Total common stocks (cost—$125,077,405)		120,607,464

Short term investments: 2.7%
Investment companies: 2.7%
State Street Institutional U.S. Government Money Market Fund, 4.700%[2] (cost—$3,358,965)	3,358,965	3,358,965

Investment of cash collateral from securities loaned: 3.6%
Money market funds: 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[2] (cost $4,454,518)	4,454,518	4,454,518
Total Investments (cost—$132,890,888)[3]—103.7%		128,420,947
Liabilities in excess of other assets—(3.7)%		(4,593,902)
Net Assets—100.0%		$123,827,045

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The UBS Funds

UBS U.S. Small Cap Growth Fund

Portfolio of investments (unaudited)

March 31, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$120,607,464	$—	$—	$120,607,464
Short-term investments	—	3,358,965	—	3,358,965
Investment of cash collateral from securities loaned	—	4,454,518	—	4,454,518
Total	$120,607,464	$7,813,483	$—	$128,420,947

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at March 31, 2023.
3	Includes $7,580,576 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,454,518 and non-cash collateral of $3,322,605.

The UBS Funds

UBS Sustainable Development Bank Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount	Value
Non-U.S. government agency obligations: 99.7%
Supranationals: 99.7%
African Development Bank
0.750%, due 04/03/23	$300,000	$300,000
0.875%, due 03/23/26	500,000	457,299
0.875%, due 07/22/26	2,400,000	2,168,827
4.375%, due 11/03/27	500,000	512,135
4.375%, due 03/14/28	800,000	821,657
Agence Francaise de Developpement EPIC,
0.625%, due 01/22/26[1]	2,400,000	2,172,975
Asian Development Bank
0.750%, due 10/08/30	600,000	485,611
1.500%, due 03/04/31	1,300,000	1,109,115
1.750%, due 09/19/29	600,000	532,953
1.875%, due 01/24/30	700,000	622,118
3.875%, due 09/28/32	500,000	507,138
4.000%, due 01/12/33	700,000	716,413
Asian Infrastructure Investment Bank
0.500%, due 10/30/24	600,000	563,998
0.500%, due 05/28/25	900,000	831,972
0.500%, due 01/27/26	1,600,000	1,447,099
3.750%, due 09/14/27	1,000,000	990,092
Council of Europe Development Bank
0.875%, due 09/22/26	1,500,000	1,354,120
1.375%, due 02/27/25	1,300,000	1,233,310
2.500%, due 02/27/24	650,000	636,889
European Bank for Reconstruction & Development
0.500%, due 05/19/25	400,000	370,832
0.500%, due 11/25/25	500,000	456,722
0.500%, due 01/28/26	2,000,000	1,816,405
1.500%, due 02/13/25	600,000	571,482
4.375%, due 03/09/28	750,000	771,751
European Investment Bank
0.375%, due 03/26/26	100,000	90,279
0.625%, due 07/25/25	250,000	231,709
0.625%, due 10/21/27	600,000	522,372
1.250%, due 02/14/31	1,400,000	1,184,866
1.875%, due 02/10/25	700,000	671,615
2.625%, due 03/15/24	225,000	220,888
3.750%, due 02/14/33	400,000	404,626
IDB Trust Services Ltd.
0.908%, due 06/25/25[1]	400,000	370,748
1.809%, due 02/26/25	400,000	382,480
2.843%, due 04/25/24[1]	1,600,000	1,565,280
3.389%, due 09/26/23[1]	800,000	792,384
Inter-American Development Bank
0.625%, due 07/15/25	200,000	185,305
0.625%, due 09/16/27	1,100,000	959,380

The UBS Funds

UBS Sustainable Development Bank Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
0.875%, due 04/20/26	$200,000	$182,698
1.125%, due 07/20/28	2,600,000	2,274,012
1.125%, due 01/13/31	7,250,000	6,004,028
1.500%, due 01/13/27	700,000	642,252
2.000%, due 06/02/26	800,000	753,484
2.000%, due 07/23/26	630,000	593,390
2.250%, due 06/18/29	4,500,000	4,135,860
2.375%, due 07/07/27	535,000	504,737
3.000%, due 10/04/23	300,000	297,055
3.125%, due 09/18/28	2,450,000	2,376,514
3.500%, due 09/14/29	1,050,000	1,036,791
4.000%, due 01/12/28	600,000	606,786
Inter-American Investment Corp.
0.625%, due 02/10/26[1]	1,300,000	1,173,365
1.750%, due 10/02/24[1]	900,000	863,108
International Bank for Reconstruction & Development
0.750%, due 11/24/27	1,000,000	873,499
0.750%, due 08/26/30	2,500,000	2,022,074
0.875%, due 05/14/30	2,500,000	2,056,822
1.125%, due 09/13/28	1,900,000	1,657,344
1.250%, due 02/10/31	4,550,000	3,807,866
Series GDIF, 1.375%, due 04/20/28	800,000	714,513
1.625%, due 11/03/31	3,600,000	3,066,857
Series GDIF, 1.750%, due 10/23/29	3,400,000	3,013,701
Series GDIF, 2.500%, due 11/22/27	400,000	378,964
2.500%, due 03/29/32	2,000,000	1,823,986
3.625%, due 09/21/29	500,000	497,534
3.875%, due 02/14/30	700,000	705,963
International Development Association
Series GDIF, 0.750%, due 06/10/27[1]	1,700,000	1,492,874
0.875%, due 04/28/26[1]	200,000	181,616
1.000%, due 12/03/30[1]	2,100,000	1,711,437
2.750%, due 04/24/23	250,000	249,692
International Finance Corp.
0.375%, due 07/16/25	600,000	553,116
0.750%, due 10/08/26	1,600,000	1,439,699
0.750%, due 08/27/30	1,250,000	1,014,163
1.375%, due 10/16/24	100,000	95,559
2.125%, due 04/07/26	875,000	830,952
Kreditanstalt fuer Wiederaufbau
2.000%, due 05/02/25	100,000	95,830
2.875%, due 04/03/28	1,300,000	1,250,342

The UBS Funds

UBS Sustainable Development Bank Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
Nordic Investment Bank
0.500%, due 01/21/26	$800,000	$727,121
2.875%, due 07/19/23	300,000	298,164
3.375%, due 09/08/27	2,800,000	2,755,564
Total non-U.S. government agency obligations (cost—$90,356,694)		83,792,177

	Number of
	shares
Short-term investments: 0.3%
Investment companies: 0.3%
State Street Institutional U.S. Government Money Market Fund, 4.700%[3] (cost $282,620)	282,620	282,620

Investment of cash collateral from securities loaned: 4.0%
Money market funds: 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[3] (cost $3,353,988)	3,353,988	3,353,988
Total investments (cost $93,993,302)[4]—104.0%		87,428,785
Liabilities in excess of other assets—(4.0)%		(3,357,010)
Net assets—100.0%		$84,071,775

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$83,792,177	—	$83,792,177
Short-term investments	—	282,620	—	282,620
Investment of cash collateral from securities loaned	—	3,353,988	—	3,353,988
Total	$—	$87,428,785	$—	$87,428,785

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
2	Security, or portion thereof, was on loan at the period end.
3	Rates shown reflect yield at March 31, 2023.
4	Includes $3,290,973 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $3,353,988 and non-cash collateral of $0.

UBS Multi Income Bond Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of March 31, 2023

Corporate bonds
Airlines	1.9%
Auto manufacturers	6.0
Banks	11.9
Beverages	0.7
Biotechnology	0.5
Building Materials	1.4
Chemicals	2.4
Commercial services	3.0
Computers	1.7
Diversified financial services	6.6
Electric	1.8
Electrical components & equipment	1.0
Entertainment	0.9
Environmental control	0.5
Food	0.1
Healthcare-products	1.4
Healthcare-services	0.8
Home builders	1.0
Housewares	0.8
Insurance	1.3
Internet	1.0
Leisure time	1.2
Lodging	0.8
Media	3.4
Mining	2.5
Miscellaneous manufacturers	2.1
Oil & gas	7.4
Packaging & containers	0.8
Pharmaceuticals	1.0
Pipelines	4.9
Real estate	1.6
Real estate investment trusts	0.8
Retail	1.2
Semiconductors	1.4
Software	1.6
Telecommunications	4.9
Transportation	0.3
Total corporate bonds	82.6
Mortgage-backed securities	9.0
Municipal bonds	2.3
Non-U.S. government agency obligations	3.4
Option Purchased
Put options	0.0
Short-term investments	1.1
Investment of cash collateral from securities loaned	2.2
Total investments	100.6
Liabilities in excess of other assets	(0.6)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.
†	Amount represents less than 0.05% or (0.05)%.

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Corporate bonds: 82.6%
Australia: 0.4%
Glencore Funding LLC,
4.000%, due 04/16/25[1]	$100,000	$97,567

Belgium: 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.900%, due 02/01/46	165,000	161,257

Brazil: 0.8%
Petrobras Global Finance BV,
7.375%, due 01/17/27	200,000	206,100

Canada: 2.3%
NOVA Chemicals Corp.,
5.250%, due 06/01/27[1]	250,000	227,935
Rogers Communications, Inc.,
5.000%, due 03/15/44	60,000	54,112
Teck Resources Ltd.,
3.900%, due 07/15/30	300,000	275,596
		557,643
China: 2.3%
Agile Group Holdings Ltd.,
5.750%, due 01/02/25[2]	200,000	106,000
BOC Aviation Ltd.,
3.250%, due 04/29/25[2]	250,000	239,668
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.875%, due 06/18/26	65,000	62,632
RKPF Overseas 2019 A Ltd.,
6.000%, due 09/04/25[2]	200,000	158,000
		566,300
Colombia: 1.2%
Ecopetrol SA
4.125%, due 01/16/25	250,000	240,750
5.375%, due 06/26/26	70,000	66,972
		307,722
Germany: 3.3%
BMW US Capital LLC,
2.800%, due 04/11/26[1]	400,000	380,594
Volkswagen Group of America Finance LLC
3.950%, due 06/06/25[1]	250,000	245,210
4.625%, due 11/13/25[1]	200,000	198,360
		824,164
Ireland: 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.450%, due 04/03/26	300,000	288,134
Avolon Holdings Funding Ltd.,
2.875%, due 02/15/25[1]	50,000	46,910
		335,044
Mexico: 0.5%
Petroleos Mexicanos,
6.700%, due 02/16/32	150,000	118,920

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Corporate bonds—(continued)
Norway: 1.3%
Aker BP ASA,
2.875%, due 01/15/26[1]	$350,000	$331,016

Qatar: 0.9%
QNB Finance Ltd.,
2.750%, due 02/12/27[2]	250,000	230,203

United Kingdom: 2.9%
Barclays PLC,
4.836%, due 05/09/28	200,000	188,542
HSBC Holdings PLC,
6.500%, due 09/15/37	100,000	102,535
Lloyds Banking Group PLC,
4.582%, due 12/10/25	200,000	188,762
NatWest Group PLC,
3.875%, due 09/12/23	250,000	247,072
		726,911
United States: 64.6%
Abbott Laboratories,
3.750%, due 11/30/26	95,000	94,315
AbbVie, Inc.,
4.500%, due 05/14/35	100,000	96,935
AEP Texas, Inc.
Series G, 4.150%, due 05/01/49	50,000	41,296
Series E, 6.650%, due 02/15/33	50,000	54,634
Air Lease Corp.,
2.875%, due 01/15/26	50,000	46,609
American International Group, Inc.,
2.500%, due 06/30/25	33,000	31,217
Apple, Inc.,
4.650%, due 02/23/46	100,000	100,700
Arconic Corp.,
6.000%, due 05/15/25[1]	250,000	250,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
5.250%, due 04/30/25[1]	200,000	197,000
Asbury Automotive Group, Inc.,
4.500%, due 03/01/28	150,000	136,500
AT&T, Inc.
3.800%, due 12/01/57	58,000	43,060
4.300%, due 02/15/30	300,000	291,516
Avantor Funding, Inc.,
4.625%, due 07/15/28[1]	275,000	260,562
Bank of America Corp.
4.200%, due 08/26/24	250,000	245,620
6.110%, due 01/29/37	125,000	131,510
Series DD, (fixed, converts to FRN on 03/10/26), 6.300%, due 03/10/26[3,4,5]	110,000	109,863
Bank of New York Mellon Corp.,
1.600%, due 04/24/25	100,000	92,947
Boyd Gaming Corp.,
4.750%, due 12/01/27[3]	200,000	191,820

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Corporate bonds—(continued)
United States—(continued)
BP Capital Markets America, Inc.,
3.017%, due 01/16/27	$50,000	$47,491
Bristol-Myers Squibb Co.
3.200%, due 06/15/26	99,000	95,672
4.125%, due 06/15/39	50,000	46,542
Broadcom, Inc.,
3.137%, due 11/15/35[1]	300,000	230,718
Capital One Financial Corp.,
3.750%, due 07/28/26	300,000	272,765
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.500%, due 05/01/26[1]	75,000	72,938
Charter Communications
Operating LLC/Charter Communications
Operating Capital,
4.200%, due 03/15/28	350,000	331,258
Citigroup, Inc.
5.500%, due 09/13/25	300,000	299,451
6.675%, due 09/13/43	50,000	55,773
Comcast Corp.
2.887%, due 11/01/51	64,000	43,693
2.937%, due 11/01/56	67,000	44,599
3.969%, due 11/01/47	38,000	31,944
ConocoPhillips Co.,
3.758%, due 03/15/42	250,000	212,479
Continental Resources, Inc.,
4.375%, due 01/15/28	250,000	235,675
Covanta Holding Corp.,
4.875%, due 12/01/29[1]	150,000	133,461
DCP Midstream Operating LP,
5.375%, due 07/15/25	250,000	248,770
Dell International LLC/EMC Corp.,
5.850%, due 07/15/25	250,000	254,099
Delta Air Lines, Inc.,
7.000%, due 05/01/25[1]	300,000	307,537
Duke Energy Ohio, Inc.,
4.300%, due 02/01/49	50,000	42,689
DuPont de Nemours, Inc.,
4.725%, due 11/15/28	100,000	100,921
Enact Holdings, Inc.,
6.500%, due 08/15/25[1]	250,000	243,750
Energy Transfer LP
5.400%, due 10/01/47	50,000	44,446
5.500%, due 06/01/27	50,000	50,536
EQT Corp.,
3.900%, due 10/01/27	370,000	347,770
Exelon Corp.
3.400%, due 04/15/26	250,000	240,210
4.450%, due 04/15/46	50,000	43,016

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Corporate bonds—(continued)
United States—(continued)
Expedia Group, Inc.,
3.800%, due 02/15/28	$250,000	$236,740
FedEx Corp.,
4.550%, due 04/01/46	50,000	44,001
Ford Motor Credit Co. LLC,
4.542%, due 08/01/26	300,000	284,400
Fox Corp.
3.050%, due 04/07/25	25,000	24,045
5.576%, due 01/25/49	25,000	23,888
GE Capital International Funding Co. Unlimited Co.,
3.373%, due 11/15/25	200,000	193,453
General Electric Co.,
Series D, 3 Mo. USD LIBOR + 3.330%,
8.196%, due 06/15/23[3,4,5]	45,000	44,955
General Motors Co.
6.125%, due 10/01/25	100,000	101,888
6.600%, due 04/01/36	300,000	308,852
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	73,416
4.750%, due 03/01/46	50,000	48,074
GLP Capital LP/GLP Financing II, Inc.,
5.250%, due 06/01/25	200,000	195,252
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	200,000	194,415
5.150%, due 05/22/45	30,000	28,416
Harley-Davidson Financial Services, Inc.,
3.350%, due 06/08/25[1]	300,000	286,480
HCA, Inc.,
5.250%, due 06/15/26	200,000	200,182
Hillenbrand, Inc.,
5.750%, due 06/15/25	200,000	199,500
Home Depot, Inc.,
2.125%, due 09/15/26	100,000	93,748
Illinois Tool Works, Inc.,
2.650%, due 11/15/26	80,000	75,925
International Game Technology PLC,
6.500%, due 02/15/25[1]	214,000	216,243
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[5]	150,000	140,348
3.875%, due 09/10/24	350,000	344,029
Series S, (fixed, converts to FRN on 02/01/24), 6.750%, due 02/01/24[3,4,5]	100,000	100,348
Kinder Morgan, Inc.
4.300%, due 03/01/28	350,000	343,917
5.550%, due 06/01/45	40,000	37,834
Kroger Co.,
6.900%, due 04/15/38	25,000	28,550

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Corporate bonds—(continued)
United States—(continued)
Level 3 Financing, Inc.,
10.500%, due 05/15/30[1]	$184,000	$175,720
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[1]	45,000	44,750
4.569%, due 02/01/29[1]	155,000	149,259
LYB International Finance BV,
4.875%, due 03/15/44	50,000	44,132
Marathon Petroleum Corp.,
4.750%, due 09/15/44	70,000	60,311
Masco Corp.,
1.500%, due 02/15/28	400,000	340,576
McDonald's Corp.,
4.875%, due 12/09/45	75,000	72,654
MetLife, Inc.,
6.400%, due 12/15/36	110,000	106,440
Microsoft Corp.,
2.525%, due 06/01/50	100,000	70,758
Morgan Stanley
4.300%, due 01/27/45	50,000	44,203
4.350%, due 09/08/26	140,000	136,368
Series M, (fixed, converts to FRN on 09/15/26), 5.875%, due 09/15/26[4,5]	105,000	103,163
MPLX LP,
4.875%, due 06/01/25	70,000	69,487
Newell Brands, Inc.,
4.875%, due 06/01/25	200,000	194,972
Newmark Group, Inc.,
6.125%, due 11/15/23	150,000	148,676
Olin Corp.,
5.125%, due 09/15/27	200,000	191,817
OneMain Finance Corp.,
6.875%, due 03/15/25	200,000	193,801
Oracle Corp.
2.800%, due 04/01/27	300,000	278,923
4.000%, due 11/15/47	50,000	38,138
QUALCOMM, Inc.,
3.250%, due 05/20/27	60,000	58,048
Quanta Services, Inc.,
0.950%, due 10/01/24	400,000	373,075
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.,
2.875%, due 10/15/26[1]	300,000	268,500
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	400,000	398,564
Seagate HDD Cayman,
5.750%, due 12/01/34[3]	80,000	73,018
Sirius XM Radio, Inc.,
3.125%, due 09/01/26[1]	250,000	225,500
Southwest Airlines Co.,
3.000%, due 11/15/26	200,000	185,242

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Corporate bonds—(continued)
United States—(continued)
Sprint LLC,
7.125%, due 06/15/24	$250,000	$254,143
Toll Brothers Finance Corp.,
4.875%, due 03/15/27	250,000	242,470
Union Pacific Corp.,
4.050%, due 11/15/45	40,000	34,413
United Rentals North America, Inc.,
5.500%, due 05/15/27	300,000	297,153
Verizon Communications, Inc.,
4.329%, due 09/21/28	400,000	395,421
Walt Disney Co.,
4.950%, due 10/15/45	50,000	49,551
WESCO Distribution, Inc.,
7.125%, due 06/15/25[1]	250,000	254,112
Yale University,
Series 2020, 1.482%, due 04/15/30	100,000	83,795
		16,020,359
Total corporate bonds (cost—$21,372,357)		20,483,206

Mortgage-backed securities: 9.0%
United States: 9.0%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class B,
2.511%, due 10/15/54[1]	150,000	109,395
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class D,
3.596%, due 04/14/33[1,6]	100,000	87,895
BBCMS Trust, Series 2015-SRCH, Class B,
4.498%, due 08/10/35[1]	135,000	125,936
BX Mortgage Trust, Series 2021-PAC, Class D,
1 mo. USD LIBOR + 1.298%,
5.983%, due 10/15/36[1,5]	175,000	160,997
BX Trust, Series 2021-LGCY, Class D,
1 mo. USD LIBOR + 1.302%,
5.986%, due 10/15/36[1,5]	400,000	369,743
Extended Stay America Trust, Series
2021-ESH, Class D,
1 mo. USD LIBOR + 2.250%,
6.935%, due 07/15/38[1,5]	341,667	325,386
FREMF Mortgage Trust, Series 2017-K64,
Class B,
3.997%, due 05/25/50[1,6]	50,000	47,579
GS Mortgage Securities Trust, Series
2017-GS5, Class B,
4.047%, due 03/10/50[6]	200,000	180,429
Med Trust, Series 2021-MDLN, Class D,
1 mo. USD LIBOR + 2.000%,
6.685%, due 11/15/38[1,5]	299,112	284,647

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Mortgage-backed securities—(continued)
United States—(continued)
ONE Mortgage Trust, Series 2021-PARK,
Class C,
1 mo. USD Term SOFR + 1.214%,
6.042%, due 03/15/36[1,5]	375,000	$343,322
SLG Office Trust, Series 2021-OVA, Class C,
2.851%, due 07/15/41[1]	100,000	76,371
Starwood Retail Property Trust, Series
2014-STAR, Class C,
1 mo. USD LIBOR + 2.750%,
7.435%, due 11/15/27[1,5]	125,000	312
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.824%, due 05/15/51[6]	150,000	127,458
Total mortgage-backed securities (cost—$2,633,645)		2,239,470

Municipal bonds: 2.3%
Hawaii: 0.2%
State of Hawaii, GO Bonds, Series FZ,
2.245%, due 08/01/38	$75,000	53,629

New York: 0.8%
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series F,
2.657%, due 02/15/28	150,000	137,312
New York State Urban Development Corp., Personal Income Tax, Refunding, Revenue
Bonds, Series D-1,
3.150%, due 03/15/27	70,000	67,169

Texas: 1.0%
City of Houston TX, Refunding, GO Bonds,
Series A,
6.290%, due 03/01/32	50,000	53,302
City of San Antonio TX Electric & Gas Systems, Revenue Bonds,
5.808%, due 02/01/41	105,000	115,802
Texas Transportation Commission, Taxable Refunding, GO Bonds,
2.472%, due 10/01/44	100,000	70,668

Washington: 0.3%
State of Washington, GO Bonds,
5.140%, due 08/01/40	70,000	71,932
Total municipal bonds (cost—$632,476)		569,814

Non-U.S. government agency obligations: 3.4%
Colombia: 0.7%
Colombia Government International Bonds,
8.125%, due 05/21/24	155,000	159,195

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Non-U.S. government agency obligations—(continued)
Indonesia: 0.5%
Indonesia Government International Bonds,
6.625%, due 02/17/37[1]	$100,000	$114,761

Mexico: 0.5%
Mexico Government International Bonds,
4.750%, due 03/08/44	150,000	127,341

Panama: 0.1%
Panama Government International Bonds,
3.870%, due 07/23/60	50,000	32,650

Peru: 0.9%
Peruvian Government International Bonds,
7.350%, due 07/21/25	200,000	210,725

Poland: 0.4%
Republic of Poland Government International Bonds,
5.750%, due 11/16/32	100,000	106,755

Turkey: 0.3%
Turkey Government International Bonds,
6.875%, due 03/17/36	100,000	84,750
Total non-U.S. government agency obligations (cost—$908,547)		836,177

Number of shares
Short-term investments: 1.1%
Investment companies: 1.1%
State Street Institutional U.S. Government Money Market Fund, 4.700%[7] (cost $272,260)	272,260	272,260

	Number of contracts	Notional amount
Options Purchased: 0.0%†
Put options: 0.0%†
5 Year U.S. Treasury Notes, strike @ 107.50, expires 04/21/2023 (Counterparty BOA)	24,000	2,580,000	$1,875
5 Year U.S. Treasury Notes, strike @ 108.50, expires 04/21/2023 (Counterparty BOA)	24,000	2,604,000	6,188
Total options purchased (cost—$27,392)			8,063

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

	Number of shares	Value
Investment of cash collateral from securities loaned: 2.2%
Money market funds: 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.790%[7] (cost $531,988)	531,988	$531,987
Total investments (cost $26,378,665)[8]—100.6%		24,940,977
Liabilities in excess of other assets—(0.6)%		(152,615)
Net assets—100.0%		$24,788,362

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	1,302,000	12,000	5 Year U.S. Treasury Notes, strike @ 108.50	BOA	04/21/23	$8,159	$(16,125)	$(7,966)
USD	1,314,000	12,000	5 Year U.S. Treasury Notes, strike @ 109.50	BOA	04/21/23	10,688	(8,438)	2,250
Total						$(18,847)	$(24,563)	$(5,716)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts
5	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2023	$587,642	$605,703	$18,061
Interest rate futures sell contracts
1	JPY	Japan Government Bond 10 Year Futures	June 2023	(1,120,842)	$(1,115,571)	$5,271
U.S. Treasury futures sell contracts
11	USD	U.S. Treasury Note 5 Year Futures	June 2023	(1,207,257)	$(1,204,585)	$2,672
Total				$(2,328,099)	$(2,320,156)	$7,943
Net unrealized appreciation (depreciation)						$26,004

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

Centrally cleared interest rate swap agreements

Notional amount (000)	Maturity date	Payment frequency	Payments made by the portfolio[9]	Payments received by the portfolio[9]	Value	Unrealized appreciation (depreciation)
CNY 4,100	02/02/28	Quarterly	3 Month USD LIBOR	2.900	$7,793	$7,793

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[9]	Payments received by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GS	USD	4	09/20/23	Quarterly	3 Month USD LIBOR	Markit iBoxx USD Liquid High Yield Index	$—	$42,933	$42,933

Forward foreign currency contracts

Counterparty	Sell	Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD 64,447	EUR	60,000	04/18/23	$673
BOA	USD 124,564	KRW	164,000,000	04/18/23	1,518
BOA	USD 183,187	NOK	1,930,000	04/18/23	1,273
CITI	USD 66,483	MXN	1,250,000	04/18/23	2,694
MSCI	EUR 85,000	USD	90,840	04/18/23	(1,414)
MSCI	USD 189,492	BRL	990,000	04/18/23	5,403
MSCI	USD 129,066	IDR	2,000,000,000	04/18/23	4,263
Net unrealized appreciation (depreciation)					$14,410

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	—	20,483,206	—	20,483,206
Mortgage-backed securities	—	2,239,470	—	2,239,470
Municipal bonds	—	569,814	—	569,814
Non-U.S. government agency obligations	—	836,177	—	836,177
Short-term investments	—	272,260	—	272,260

The UBS Funds

UBS Multi Income Bond Fund

Portfolio of investments (unaudited)

March 31, 2023

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Options purchased	8,063	—	—	8,063
Investment of cash collateral from securities loaned	—	531,987	—	531,987
Futures contracts	26,004	—	—	26,004
Swap agreements	—	50,726	—	50,726
Forward foreign currency contracts	—	15,824	—	15,824
Total	$34,067	$24,999,464	$—	$25,033,531

Liabilities
Options written	$(24,563)	$—	$—	$(24,563)

Forward foreign currency contracts	—	(1,414)	—	(1,414)
Total	$(24,563)	$(1,414)	$—	$(25,977)

At March 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $6,890,466, represented 27.8% of the Funds net assets at period end.
2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
3	Security, or portion thereof, was on loan at the period end.
4	Perpetual investment. Date shown reflects the next call date.
5	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
6	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
7	Rates shown reflect yield at March 31, 2023.
8	Includes $526,088 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $531,988 and non-cash collateral of $0.
9	Payments made or received are based on the notional amount.

The UBS Funds

Glossary of terms used in the Portfolio of investments

March 31, 2023 (unaudited)

Portfolio acronyms:
ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	Anticipation Certificates of Indebtedness
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BBSW	Bank Bill Swap Rate
BOBL	Bundesobligationen
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
COP	Certificate of Participation
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OBFR	Overnight Bank Funding Rate
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
RBA IOCR	RBA Interbank Overnight Cash Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor's Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

The UBS Funds

Glossary of terms used in the Portfolio of investments

March 31, 2023 (unaudited)

Currency type abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:
ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
NAT	National Westminster
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank
WBC	Westpac Banking Corp.

See accompanying notes to financial statements.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBSAM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2022.